UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2016

Date of reporting period:	December 31, 2015

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
12/31/15 (Unaudited)

COMMON STOCKS (38.2%)(a)
		Shares	Value

Basic materials (1.5%)

Aceto Corp.		1,333	$35,964

Agrihold ASA (Norway)		1,602	68,999

Amcor, Ltd. (Australia)		28,460	276,889

American Vanguard Corp.		5,457	76,453

Andersons, Inc. (The)		1,197	37,861

ArcelorMittal SA (France)		19,572	81,779

Asahi Kasei Corp. (Japan)		12,000	81,216

BASF SE (Germany)		11,625	888,729

Beacon Roofing Supply, Inc.(NON)		2,215	91,214

Cabot Corp.		921	37,650

Cambrex Corp.(NON)		1,831	86,222

Chicago Bridge & Iron Co. NV(S)		1,760	68,622

Continental Building Products, Inc.(NON)		4,931	86,095

Domtar Corp. (Canada)		1,613	59,600

EMS-Chemie Holding AG (Switzerland)		587	257,032

Evonik Industries AG (Germany)		6,094	202,224

Fortescue Metals Group, Ltd. (Australia)(S)		131,072	176,784

Glencore PLC (United Kingdom)		108,037	143,751

Graphic Packaging Holding Co.		36,000	461,880

Incitec Pivot, Ltd. (Australia)		64,557	184,591

Innophos Holdings, Inc.		1,065	30,864

Innospec, Inc.		1,381	75,002

KapStone Paper and Packaging Corp.		3,363	75,970

Kraton Performance Polymers, Inc.(NON)		1,400	23,254

Kuraray Co., Ltd. (Japan)		10,400	125,758

LSB Industries, Inc.(NON)		2,113	15,319

LyondellBasell Industries NV Class A		23,000	1,998,700

Minerals Technologies, Inc.		1,486	68,148

Mitsubishi Gas Chemical Co., Inc. (Japan)		14,000	71,530

Mitsubishi Materials Corp. (Japan)		77,000	242,176

Mondi PLC (South Africa)		5,978	116,585

Newcrest Mining, Ltd. (Australia)(NON)		23,062	218,007

Nippon Steel & Sumitomo Metal Corp. (Japan)		5,600	110,885

Nitto Denko Corp. (Japan)		4,000	291,779

NN, Inc.		3,731	59,472

Orion Engineered Carbons SA (Luxembourg)		3,334	42,008

Patrick Industries, Inc.(NON)		2,511	109,229

Rio Tinto PLC (United Kingdom)		11,246	327,738

Royal Boskalis Westminster NV (Netherlands)		3,975	161,931

Sealed Air Corp.		22,000	981,200

Sherwin-Williams Co. (The)		9,200	2,388,320

Sumitomo Metal Mining Co., Ltd. (Japan)		18,000	217,561

ThyssenKrupp AG (Germany)		12,608	250,030

Trex Co., Inc.(NON)		534	20,313

UPM-Kymmene OYJ (Finland)		18,680	345,968

US Concrete, Inc.(NON)		1,358	71,512

voestalpine AG (Austria)		3,658	111,952

Weyerhaeuser Co.(R)		5,400	161,892

			12,116,658
Capital goods (2.6%)

ABB, Ltd. (Switzerland)		15,532	275,694

ACS Actividades de Construccion y Servicios SA (Spain)		7,158	208,539

AGCO Corp.		10,900	494,751

Airbus Group SE (France)		2,048	137,510

Allison Transmission Holdings, Inc.		42,300	1,095,147

Altra Industrial Motion Corp.		2,184	54,775

American Axle & Manufacturing Holdings, Inc.(NON)		4,114	77,919

Argan, Inc.		2,589	83,884

Avery Dennison Corp.		7,200	451,152

AZZ, Inc.		838	46,568

BAE Systems PLC (United Kingdom)		7,921	58,297

Carlisle Cos., Inc.		3,100	274,939

Chase Corp.		706	28,755

Cooper-Standard Holding, Inc.(NON)		1,248	96,832

Crown Holdings, Inc.(NON)		36,000	1,825,200

Cubic Corp.		2,284	107,919

Douglas Dynamics, Inc.		1,109	23,367

General Dynamics Corp.		24,600	3,379,056

Greenbrier Cos., Inc. (The)(S)		1,341	43,743

Hyster-Yale Materials Handling, Inc.		537	28,166

IDEX Corp.		9,000	689,490

Ingersoll-Rand PLC		12,100	669,009

JTEKT Corp (Japan)		6,800	111,294

Kadant, Inc.		1,621	65,829

KBR, Inc.		40,000	676,800

Leggett & Platt, Inc.		12,200	512,644

MasTec, Inc.(NON)		7,129	123,902

Matrix Service Co.(NON)		3,747	76,963

Miller Industries, Inc.		1,892	41,208

Mitsubishi Electric Corp. (Japan)		46,000	482,288

MSA Safety, Inc.		676	29,386

Northrop Grumman Corp.		17,400	3,285,294

Orbital ATK, Inc.		3,223	287,943

OSRAM Licht AG (Germany)		4,418	185,899

Roper Technologies, Inc.		12,600	2,391,354

Safran SA (France)		2,497	171,011

Sandvik AB (Sweden)		6,736	58,342

Spirit AeroSystems Holdings, Inc. Class A(NON)		11,000	550,770

Standex International Corp.		801	66,603

Stoneridge, Inc.(NON)		4,279	63,329

Tetra Tech, Inc.		4,479	116,544

Thales SA (France)		773	57,922

Trinseo SA(NON)(S)		5,141	144,976

Vinci SA (France)		6,665	427,421

Wabash National Corp.(NON)		7,557	89,399

WorleyParsons, Ltd. (Australia)		14,285	47,531

			20,215,364
Communication services (1.4%)

BT Group PLC (United Kingdom)		75,388	521,022

CalAmp Corp.(NON)		4,074	81,195

Cincinnati Bell, Inc.(NON)		19,259	69,332

Cogent Communications Holdings, Inc.		1,689	58,591

Deutsche Telekom AG (Germany)		25,223	456,380

Frontier Communications Corp.		12,155	56,764

IDT Corp. Class B		1,695	19,764

Inteliquent, Inc.		3,410	60,596

Iridium Communications, Inc.(NON)(S)		4,250	35,743

Juniper Networks, Inc.		73,900	2,039,640

KDDI Corp. (Japan)		11,200	289,934

NeuStar, Inc. Class A(NON)(S)		1,788	42,858

Nippon Telegraph & Telephone Corp. (Japan)		10,700	424,810

NTT DoCoMo, Inc. (Japan)		21,100	432,456

Orange SA (France)		28,847	483,947

SBA Communications Corp. Class A(NON)		13,700	1,439,459

ShoreTel, Inc.(NON)		4,676	41,383

Sky PLC (United Kingdom)		41,340	676,361

Spok Holdings, Inc.		2,134	39,095

Telenor ASA (Norway)		11,879	197,622

Telstra Corp., Ltd. (Australia)		81,790	331,865

Ubiquiti Networks, Inc.(NON)(S)		818	25,922

Verizon Communications, Inc.		62,832	2,904,095

Vodafone Group PLC (United Kingdom)		54,056	174,845

			10,903,679
Conglomerates (—%)

Siemens AG (Germany)		2,614	253,613

			253,613
Consumer cyclicals (5.8%)

Adecco SA (Switzerland)		5,984	410,884

Amazon.com, Inc.(NON)		2,500	1,689,725

Aristocrat Leisure, Ltd. (Australia)		24,391	180,258

Ascena Retail Group, Inc.(NON)		4,938	48,639

Big Lots, Inc.		1,293	49,832

Brunswick Corp.		1,434	72,431

CaesarStone Sdot-Yam, Ltd. (Israel)(NON)		2,228	96,562

Caleres, Inc.		2,642	70,858

Carmike Cinemas, Inc.(NON)		3,173	72,789

Carter's, Inc.		12,100	1,077,263

CEB, Inc.		480	29,467

Cedar Fair LP		1,345	75,105

Children's Place, Inc. (The)		964	53,213

Cie Generale des Etablissements Michelin (France)		4,677	444,071

Coach, Inc.		1,780	58,259

Conn's, Inc.(NON)(S)		1,935	45,414

Continental AG (Germany)		3,128	759,214

Cooper Tire & Rubber Co.		2,593	98,145

Dai Nippon Printing Co., Ltd. (Japan)		64,000	632,725

Deluxe Corp.		2,539	138,477

Discovery Communications, Inc. Class A(NON)(S)		112,643	3,005,315

DSW, Inc. Class A		2,109	50,321

Ennis, Inc.		2,320	44,660

Equifax, Inc.		6,800	757,316

Ethan Allen Interiors, Inc.		2,835	78,870

Everi Holdings, Inc.(NON)		5,398	23,697

Express, Inc.(NON)		4,035	69,725

Fiat Chrysler Automobiles NV (United Kingdom)(NON)		19,127	263,372

Flight Centre Travel Group, Ltd. (Australia)		7,433	214,203

Fuji Heavy Industries, Ltd. (Japan)		17,000	698,842

G&K Services, Inc. Class A		1,008	63,403

Galaxy Entertainment Group, Ltd. (Hong Kong)		20,000	62,359

GNC Holdings, Inc. Class A		1,801	55,867

Gray Television, Inc.(NON)		6,871	111,997

Harvey Norman Holdings, Ltd. (Australia)		73,011	220,640

Heartland Payment Systems, Inc.		650	61,633

Hilton Worldwide Holdings, Inc.		90,100	1,928,140

Home Depot, Inc. (The)		43,708	5,780,383

Industria de Diseno Textil SA (Inditex) (Spain)		9,407	322,813

Industrivarden AB Class A (Sweden)		17,850	332,962

ITV PLC (United Kingdom)		165,589	674,726

KAR Auction Services, Inc.		16,394	607,070

Kia Motors Corp. (South Korea)		3,399	151,411

Kimberly-Clark Corp.		21,900	2,787,870

Kingfisher PLC (United Kingdom)		117,139	567,203

Lagardere SCA (France)		15,163	451,146

Landauer, Inc.		2,001	65,873

Lear Corp.		12,500	1,535,375

Liberty Interactive Corp. Class A(NON)		29,500	805,940

Liberty Media Corp. Class A(NON)		12,800	502,400

LifeLock, Inc.(NON)(S)		1,831	26,275

Lions Gate Entertainment Corp.		2,988	96,781

Live Nation Entertainment, Inc.(NON)		2,846	69,926

Lowe's Cos., Inc.		44,579	3,389,787

Macy's, Inc.		21,700	759,066

Malibu Boats, Inc. Class A(NON)		3,558	58,244

Marcus Corp. (The)		2,249	42,664

Marks & Spencer Group PLC (United Kingdom)		59,758	397,112

Marriott Vacations Worldwide Corp.		990	56,381

Mazda Motor Corp. (Japan)		15,000	308,578

MCBC Holdings, Inc.(NON)		3,111	42,621

Men's Wearhouse, Inc. (The)		1,831	26,879

National CineMedia, Inc.		4,816	75,659

News Corp. Class A		25,700	343,352

Nexstar Broadcasting Group, Inc. Class A		794	46,608

Next PLC (United Kingdom)		868	93,049

NIKE, Inc. Class B		54,200	3,387,500

Oxford Industries, Inc.		805	51,375

Panasonic Corp. (Japan)		7,600	77,132

Penn National Gaming, Inc.(NON)		3,676	58,890

Peugeot SA (France)(NON)		16,043	281,295

PGT, Inc.(NON)		10,041	114,367

Pitney Bowes, Inc.		2,397	49,498

ProSiebenSat.1 Media SE (Germany)		2,553	129,141

Publicis Groupe SA (France)		1,913	126,879

RE/MAX Holdings, Inc. Class A		2,893	107,909

Regal Entertainment Group Class A(S)		4,813	90,821

Scotts Miracle-Gro Co. (The) Class A		1,598	103,087

Securitas AB Class B (Sweden)		21,302	324,478

Sequential Brands Group, Inc.(NON)(S)		2,461	19,467

ServiceMaster Global Holdings, Inc.(NON)		9,000	353,160

Shimamura Co., Ltd. (Japan)		1,300	151,944

Sirius XM Holdings, Inc.(NON)(S)		317,000	1,290,190

Six Flags Entertainment Corp.(S)		8,500	466,990

SJM Holdings, Ltd. (Hong Kong)		128,000	90,972

Smith & Wesson Holding Corp.(NON)		5,619	123,506

Steven Madden, Ltd.(NON)		890	26,896

Suzuki Motor Corp. (Japan)		2,300	69,824

TABCORP Holdings, Ltd. (Australia)		17,174	58,566

Taylor Wimpey PLC (United Kingdom)		72,724	217,166

Thor Industries, Inc.		2,900	162,835

Toppan Printing Co., Ltd. (Japan)		31,000	285,445

TUI AG (London Exchange) (Germany)		9,320	165,349

Tumi Holdings, Inc.(NON)		1,940	32,262

Valeo SA (France)		1,818	280,672

Verisk Analytics, Inc. Class A(NON)		8,400	645,792

Viacom, Inc. Class B		28,800	1,185,408

Vista Outdoor, Inc.(NON)		646	28,753

Visteon Corp.(NON)		917	104,997

Wolters Kluwer NV (Netherlands)		7,080	237,221

Wolverine World Wide, Inc.		2,546	42,544

Wyndham Worldwide Corp.		9,100	661,115

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)		23,000	78,138

			45,913,429
Consumer staples (3.2%)

Altria Group, Inc.		9,800	570,458

Ashtead Group PLC (United Kingdom)		11,135	183,222

Avis Budget Group, Inc.(NON)(S)		2,286	82,959

Avon Products, Inc.		3,630	14,702

Barrett Business Services, Inc.		527	22,946

Bright Horizons Family Solutions, Inc.(NON)		904	60,387

Brinker International, Inc.		1,688	80,940

British American Tobacco PLC (United Kingdom)		5,520	306,576

Bunge, Ltd.		36,100	2,464,908

Cal-Maine Foods, Inc.(S)		1,345	62,327

Coca-Cola Amatil, Ltd. (Australia)		40,460	272,689

Coca-Cola Enterprises, Inc.		17,600	866,624

Colgate-Palmolive Co.		5,800	386,396

ConAgra Foods, Inc.		26,800	1,129,888

Coty, Inc. Class A		3,098	79,402

CVS Health Corp.		43,700	4,272,549

Dr. Pepper Snapple Group, Inc.		30,100	2,805,320

Farmer Bros. Co.(NON)		951	30,689

Geo Group, Inc. (The)(R)		6,986	201,965

Grand Canyon Education, Inc.(NON)		2,114	84,814

Imperial Tobacco Group PLC (United Kingdom)		9,101	478,672

ITOCHU Corp. (Japan)		15,700	185,073

ITT Educational Services, Inc.(NON)(S)		1,201	4,480

J Sainsbury PLC (United Kingdom)		55,934	213,141

Japan Tobacco, Inc. (Japan)		4,200	154,212

John B. Sanfilippo & Son, Inc.		2,381	128,645

Kao Corp. (Japan)		10,800	554,217

Kforce, Inc.		3,234	81,756

Koninklijke Ahold NV (Netherlands)		29,840	630,015

Korn/Ferry International		1,754	58,198

Kroger Co. (The)		38,400	1,606,272

Liberty Ventures Ser. A(NON)		19,700	888,667

METRO AG (Germany)		4,206	134,244

Mondelez International, Inc. Class A		11,700	524,628

Monster Worldwide, Inc.(NON)		16,391	93,920

Nestle SA (Switzerland)		8,805	652,659

Nutraceutical International Corp.(NON)		1,178	30,416

On Assignment, Inc.(NON)		1,388	62,391

Papa John's International, Inc.		801	44,752

Paylocity Holding Corp.(NON)		679	27,533

PepsiCo, Inc.		21,500	2,148,280

Pinnacle Foods, Inc.		13,568	576,097

Reckitt Benckiser Group PLC (United Kingdom)		3,135	288,573

Sanderson Farms, Inc.(S)		1,249	96,822

Shutterfly, Inc.(NON)		369	16,443

Sonic Corp.		2,602	84,071

SpartanNash Co.		2,714	58,731

Svenska Cellulosa AB SCA Class B (Sweden)		3,367	97,781

Swedish Match AB (Sweden)		10,859	384,186

Team Health Holdings, Inc.(NON)		553	24,271

TrueBlue, Inc.(NON)		1,492	38,434

Uni-President Enterprises Corp. (Taiwan)		61,000	101,637

Unilever NV ADR (Netherlands)		7,358	318,790

Unilever PLC (United Kingdom)		5,360	229,503

WH Group, Ltd. 144A (Hong Kong)(NON)		370,000	205,077

Woolworths, Ltd. (Australia)		7,558	133,752

			25,336,100
Energy (2.6%)

BP PLC (United Kingdom)		140,174	730,439

Callon Petroleum Co.(NON)		12,160	101,414

Cameron International Corp.(NON)		29,700	1,877,040

Connacher Oil and Gas, Ltd. (Canada)(NON)		1,670	154

CVR Energy, Inc.(S)		6,500	255,775

Delek US Holdings, Inc.		1,941	47,749

Diamondback Energy, Inc.(NON)		360	24,084

EP Energy Corp. Class A(NON)(S)		4,375	19,163

Exxon Mobil Corp.		1,578	123,005

Gulfport Energy Corp.(NON)		1,091	26,806

Hess Corp.		2,100	101,808

Lone Pine Resources Canada, Ltd. (Canada)(F)(NON)		7,359	74

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)		7,359	74

Northern Oil and Gas, Inc.(NON)(S)		7,031	27,140

Occidental Petroleum Corp.		54,600	3,691,506

OMV AG (Austria)		24,861	697,913

Pacific Ethanol, Inc.(NON)		5,125	24,498

Questar Corp.		7,500	146,100

Repsol SA (Rights) (Spain)(NON)		18,883	9,419

Repsol YPF SA (Spain)		18,883	205,580

Royal Dutch Shell PLC Class A (United Kingdom)		17,878	401,656

Royal Dutch Shell PLC Class B (United Kingdom)		16,373	373,866

Schlumberger, Ltd.		55,900	3,899,025

SM Energy Co.(S)		1,115	21,921

Statoil ASA (Norway)		43,547	609,061

Stone Energy Corp.(NON)		1,727	7,409

Superior Energy Services, Inc.		49,100	661,377

Tesoro Corp.		7,500	790,275

Total SA (France)		11,525	513,276

Valero Energy Corp.		59,300	4,193,103

Vestas Wind Systems A/S (Denmark)		9,925	692,941

Whiting Petroleum Corp.(NON)		827	7,807

Woodside Petroleum, Ltd. (Australia)		11,818	247,862

			20,529,320
Financials (7.1%)

3i Group PLC (United Kingdom)		78,819	555,546

Access National Corp.		1,534	31,386

AG Mortgage Investment Trust, Inc.(R)		897	11,517

Ageas (Belgium)		2,497	115,739

Agree Realty Corp.(R)		1,618	54,996

Allianz SE (Germany)		3,307	585,854

Allied World Assurance Co. Holdings AG		8,807	327,532

Allstate Corp. (The)		30,800	1,912,372

American Capital Agency Corp.(R)		25,600	443,904

American Equity Investment Life Holding Co.		3,596	86,412

American Financial Group, Inc.		2,600	187,408

American International Group, Inc.		2,200	136,334

Amtrust Financial Services, Inc.		1,909	117,556

Annaly Capital Management, Inc.(R)		87,800	823,564

Apollo Commercial Real Estate Finance, Inc.(R)		2,307	39,750

Apollo Residential Mortgage, Inc.(R)		3,868	46,223

Arbor Realty Trust, Inc.(R)		8,887	63,542

Arlington Asset Investment Corp. Class A		989	13,084

ARMOUR Residential REIT, Inc.(R)		592	12,882

Ashford Hospitality Prime, Inc.(R)		221	3,205

Ashford Hospitality Trust, Inc.(R)		5,459	34,446

Aspen Insurance Holdings, Ltd.		3,900	188,370

AXA SA (France)		19,728	539,337

Banco Latinoamericano de Comercio Exterior SA Class E (Panama)		3,345	86,736

Banco Santander SA (Spain)		46,210	226,870

Bank Hapoalim BM (Israel)		39,234	202,631

Bank of America Corp.		309,700	5,212,251

Bank of New York Mellon Corp. (The)		50,700	2,089,854

Barclays PLC (United Kingdom)		34,567	111,882

BNP Paribas SA/New York, NY (France)		15,255	863,494

BofI Holding, Inc.(NON)(S)		3,568	75,106

Brandywine Realty Trust(R)		3,431	46,867

Brixmor Property Group, Inc.(R)		8,600	222,052

Broadridge Financial Solutions, Inc.		5,100	274,023

Campus Crest Communities, Inc.(R)		7,202	48,974

Cardinal Financial Corp.		2,864	65,156

Cardtronics, Inc.(NON)		1,884	63,397

CBL & Associates Properties, Inc.(R)		2,040	25,235

CBRE Group, Inc. Class A(NON)		74,000	2,558,920

Chimera Investment Corp.(R)		13,200	180,048

Citizens & Northern Corp.		1,819	38,199

CNO Financial Group, Inc.		3,757	71,721

CNP Assurances (France)		28,166	379,367

Communications Sales & Leasing, Inc.(R)		5,406	101,038

Community Healthcare Trust, Inc.(R)		2,489	45,872

CoreLogic, Inc.(NON)		6,600	223,476

Credit Agricole SA (France)		29,444	346,870

Credit Suisse Group AG (Switzerland)		6,991	151,099

Customers Bancorp, Inc.(NON)		3,973	108,145

CYS Investments, Inc.(R)		2,870	20,463

Daiwa Securities Group, Inc. (Japan)		12,000	73,368

Delta Lloyd NV (Netherlands)		8,707	51,148

Dexus Property Group (Australia)(R)		46,050	249,705

East West Bancorp, Inc.		1,059	44,012

Employers Holdings, Inc.		4,604	125,689

Encore Capital Group, Inc.(NON)(S)		1,232	35,827

EPR Properties(R)		850	49,683

Equity Lifestyle Properties, Inc.(R)		2,800	186,676

Essent Group, Ltd.(NON)		1,276	27,932

Farmers Capital Bank Corp.(NON)		1,358	36,815

FCB Financial Holdings, Inc. Class A(NON)		2,920	104,507

Federal Agricultural Mortgage Corp. Class C		1,358	42,872

Federated National Holding Co.		4,583	135,473

Financial Institutions, Inc.		1,878	52,584

First BanCorp. (Puerto Rico)(NON)		27,017	87,805

First Community Bancshares, Inc.		1,858	34,615

First Industrial Realty Trust(R)		1,838	40,675

First NBC Bank Holding Co.(NON)(S)		2,100	78,519

FirstMerit Corp.		2,307	43,026

Flushing Financial Corp.		1,949	42,176

General Growth Properties(R)		75,400	2,051,634

Genworth Financial, Inc. Class A(NON)		85,907	320,433

Goldman Sachs Group, Inc. (The)		1,200	216,276

Hanmi Financial Corp.		3,777	89,590

HCI Group, Inc.(S)		1,965	68,480

Heartland Financial USA, Inc.		1,260	39,514

Heritage Insurance Holdings, Inc.(NON)		4,632	101,070

Hersha Hospitality Trust(R)		1,538	33,467

Horizon Bancorp		1,466	40,989

HSBC Holdings PLC (United Kingdom)		84,651	668,018

Invesco Mortgage Capital, Inc.(R)		1,465	18,151

Investor AB Class B (Sweden)		13,455	495,039

Investors Real Estate Trust(R)		4,094	28,453

Jones Lang LaSalle, Inc.		6,500	1,039,090

JPMorgan Chase & Co.		91,090	6,014,673

Kerry Properties, Ltd. (Hong Kong)		77,000	209,621

Lazard, Ltd. Class A		1,976	88,940

Lexington Realty Trust(R)		8,128	65,024

LTC Properties, Inc.(R)		2,020	87,143

Maiden Holdings, Ltd. (Bermuda)		3,141	46,832

MainSource Financial Group, Inc.		2,814	64,384

Meta Financial Group, Inc.		1,072	49,237

MFA Financial, Inc.(R)		42,359	279,569

Mitsubishi UFJ Financial Group, Inc. (Japan)		116,400	720,387

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)		66,500	342,567

Mizuho Financial Group, Inc. (Japan)		413,300	825,044

Morgan Stanley		85,300	2,713,393

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		1,106	221,503

National Health Investors, Inc.(R)		1,963	119,488

Nelnet, Inc. Class A		2,178	73,115

New World Development Co., Ltd. (Hong Kong)		313,000	307,123

NN Group NV (Netherlands)		7,216	253,754

Nomura Holdings, Inc. (Japan)		38,300	212,860

Nomura Real Estate Holdings, Inc. (Japan)		3,000	55,571

One Liberty Properties, Inc.(R)		1,914	41,074

Oppenheimer Holdings, Inc. Class A		1,949	33,874

Opus Bank		1,730	63,958

ORIX Corp. (Japan)		33,200	465,735

Pacific Premier Bancorp, Inc.(NON)		1,842	39,143

PacWest Bancorp		779	33,575

Peoples Bancorp, Inc.		1,753	33,027

Persimmon PLC (United Kingdom)		12,931	386,170

Popular, Inc. (Puerto Rico)		14,485	410,505

Post Properties, Inc.(R)		707	41,826

PRA Group, Inc.(NON)(S)		1,078	37,396

Prudential Financial, Inc.		36,500	2,971,465

Ramco-Gershenson Properties Trust(R)		2,305	38,286

Regions Financial Corp.		127,500	1,224,000

Reinsurance Group of America, Inc.		2,900	248,095

Renasant Corp.		1,620	55,744

Republic Bancorp, Inc. Class A		1,180	31,164

Resona Holdings, Inc. (Japan)		127,800	620,323

RMR Group, Inc. (The) Class A(NON)		25	360

SBI Holdings, Inc. (Japan)		22,600	243,958

Select Income REIT(R)		1,500	29,730

Societe Generale SA (France)		8,930	411,918

State Street Corp.		48,900	3,245,004

Sumitomo Mitsui Financial Group, Inc. (Japan)		20,700	780,852

Summit Hotel Properties, Inc.(R)		5,140	61,423

Sun Hung Kai Properties, Ltd. (Hong Kong)		5,000	60,009

Swiss Life Holding AG (Switzerland)		1,175	315,346

Swiss Re AG (Switzerland)		8,714	847,682

Talmer Bancorp, Inc. Class A		3,244	58,749

Two Harbors Investment Corp.(R)		59,200	479,520

UBS Group AG (Switzerland)		4,775	91,890

United Community Banks, Inc.		1,928	37,577

United Insurance Holdings Corp.		6,488	110,945

Universal Health Realty Income Trust(R)		473	23,655

Validus Holdings, Ltd.		4,500	208,305

Voya Financial, Inc.		17,600	649,616

WageWorks, Inc.(NON)		543	24,636

Wells Fargo & Co.		25,583	1,390,692

Wheelock and Co., Ltd. (Hong Kong)		105,000	440,535

Woori Bank (South Korea)		7,000	52,403

			56,014,409
Health care (5.4%)

ACADIA Pharmaceuticals, Inc.(NON)		1,443	51,443

Accuray, Inc.(NON)(S)		3,844	25,947

Aetna, Inc.		10,000	1,081,200

Akorn, Inc.(NON)		1,055	39,362

Alere, Inc.(NON)		3,490	136,424

AMAG Pharmaceuticals, Inc.(NON)(S)		6,735	203,330

AmerisourceBergen Corp.		33,500	3,474,285

Amgen, Inc.		21,400	3,473,862

AmSurg Corp.(NON)		1,268	96,368

Anacor Pharmaceuticals, Inc.(NON)		319	36,037

Anthem, Inc.		22,000	3,067,680

Applied Genetic Technologies Corp.(NON)		1,768	36,067

Ardelyx, Inc.(NON)(S)		3,564	64,580

ARIAD Pharmaceuticals, Inc.(NON)		3,631	22,694

Astellas Pharma, Inc. (Japan)		27,100	384,934

AstraZeneca PLC (United Kingdom)		9,666	653,508

AtriCure, Inc.(NON)		1,723	38,664

Biogen, Inc.(NON)		5,600	1,715,560

Biospecifics Technologies Corp.(NON)		756	32,485

C.R. Bard, Inc.		8,100	1,534,464

Cardinal Health, Inc.		21,700	1,937,159

Cardiome Pharma Corp. (Canada)(NON)		14,372	116,557

Catalent, Inc.(NON)		1,243	31,112

Celldex Therapeutics, Inc.(NON)(S)		1,557	24,414

Centene Corp.(NON)		19,193	1,263,091

Cepheid(NON)		430	15,708

Charles River Laboratories International, Inc.(NON)		5,879	472,613

Chemed Corp.		1,423	213,165

Conmed Corp.		1,444	63,608

Depomed, Inc.(NON)		1,100	19,943

DexCom, Inc.(NON)		952	77,969

Dynavax Technologies Corp.(NON)		2,476	59,820

Eagle Pharmaceuticals, Inc.(NON)(S)		511	45,310

Emergent BioSolutions, Inc.(NON)(S)		2,364	94,584

Entellus Medical, Inc.(NON)		1,037	17,484

FivePrime Therapeutics, Inc.(NON)		1,148	47,642

Gilead Sciences, Inc.		45,400	4,594,026

GlaxoSmithKline PLC (United Kingdom)		26,355	532,318

Globus Medical, Inc. Class A(NON)		1,729	48,101

Greatbatch, Inc.(NON)		2,202	115,605

Halozyme Therapeutics, Inc.(NON)		1,805	31,281

Health Net, Inc.(NON)		1,810	123,913

HealthEquity, Inc.(NON)		779	19,530

HealthSouth Corp.		2,324	80,898

Hologic, Inc.(NON)		6,600	255,354

ICU Medical, Inc.(NON)		1,607	181,237

Immune Design Corp.(NON)		1,157	23,233

Impax Laboratories, Inc.(NON)		503	21,508

Inotek Pharmaceuticals Corp.(NON)		1,689	19,136

Insulet Corp.(NON)		1,271	48,057

Insys Therapeutics, Inc.(NON)(S)		1,584	45,350

Ionis Pharmaceuticals, Inc.(NON)		440	27,249

Jazz Pharmaceuticals PLC(NON)		1,977	277,887

Kindred Healthcare, Inc.		2,415	28,763

Lannett Co., Inc.(NON)(S)		2,990	119,959

Ligand Pharmaceuticals, Inc.(NON)(S)		333	36,104

Medicines Co. (The)(NON)		548	20,462

Medipal Holdings Corp. (Japan)		33,100	563,622

Merck KGaA (Germany)		2,347	227,970

Merrimack Pharmaceuticals, Inc.(NON)(S)		4,169	32,935

MiMedx Group, Inc.(NON)(S)		3,785	35,465

Molina Healthcare, Inc.(NON)		259	15,574

Myriad Genetics, Inc.(NON)(S)		733	31,636

Neurocrine Biosciences, Inc.(NON)		1,707	96,565

Novartis AG (Switzerland)		7,649	653,810

Novavax, Inc.(NON)		2,051	17,208

Novo Nordisk A/S Class B (Denmark)		10,355	595,209

Omega Healthcare Investors, Inc.(R)		3,105	108,613

OncoMed Pharmaceuticals, Inc.(NON)		841	18,956

Ophthotech Corp.(NON)		936	73,504

OPKO Health, Inc.(NON)(S)		51,700	519,585

OraSure Technologies, Inc.(NON)(S)		11,192	72,076

Otsuka Holdings Company, Ltd. (Japan)		2,300	81,366

Pacira Pharmaceuticals, Inc.(NON)(S)		896	68,804

Pfizer, Inc.		164,269	5,302,603

Portola Pharmaceuticals, Inc.(NON)		523	26,908

POZEN, Inc.(NON)		10,387	70,943

Prestige Brands Holdings, Inc.(NON)		1,114	57,349

Prothena Corp. PLC (Ireland)(NON)		1,753	119,397

Providence Service Corp. (The)(NON)		1,373	64,421

PTC Therapeutics, Inc.(NON)(S)		1,295	41,958

RadNet, Inc.(NON)		5,533	34,194

Repligen Corp.(NON)		2,405	68,037

Roche Holding AG (Switzerland)		3,153	868,929

Rockwell Medical, Inc.(NON)(S)		7,026	71,946

Sage Therapeutics, Inc.(NON)		429	25,011

Sanofi (France)		11,508	981,929

Select Medical Holdings Corp.		6,064	72,222

Shionogi & Co., Ltd. (Japan)		3,000	135,626

Shire PLC (United Kingdom)		3,002	205,739

Spectranetics Corp. (The)(NON)(S)		1,829	27,545

STAAR Surgical Co.(NON)		3,110	22,205

STERIS PLC (United Kingdom)		513	38,649

Sucampo Pharmaceuticals, Inc. Class A(NON)		3,015	52,129

Supernus Pharmaceuticals, Inc.(NON)		1,695	22,781

Surgical Care Affiliates, Inc.(NON)		2,539	101,078

Suzuken Co., Ltd. (Japan)		10,800	411,662

TESARO, Inc.(NON)		1,474	77,120

Teva Pharmaceutical Industries, Ltd. ADR (Israel)		4,885	320,651

Tokai Pharmaceuticals, Inc.(NON)		1,079	9,409

TransEnterix, Inc.(NON)(S)		11,284	27,984

Trevena, Inc.(NON)		2,257	23,699

Triple-S Management Corp. Class B (Puerto Rico)(NON)		1,623	38,806

Ultragenyx Pharmaceutical, Inc.(NON)		214	24,007

uniQure NV (Netherlands)(NON)		1,133	18,740

United Therapeutics Corp.(NON)		6,100	955,321

WellCare Health Plans, Inc.(NON)		364	28,468

West Pharmaceutical Services, Inc.		1,926	115,984

Zeltiq Aesthetics, Inc.(NON)(S)		1,877	53,551

Zoetis, Inc.		31,800	1,523,856

			42,572,799
Technology (6.0%)

2U, Inc.(NON)(S)		1,617	45,244

A10 Networks, Inc.(NON)		7,975	52,316

Advanced Energy Industries, Inc.(NON)		3,683	103,971

Agilent Technologies, Inc.		34,000	1,421,540

Alphabet, Inc. Class A(NON)		8,371	6,512,722

Ambarella, Inc.(NON)(S)		665	37,067

Amdocs, Ltd.		19,100	1,042,287

Analog Devices, Inc.		18,900	1,045,548

Apigee Corp.(NON)		3,408	27,366

Apple, Inc.		93,019	9,791,180

Applied Micro Circuits Corp.(NON)		8,339	53,119

Aspen Technology, Inc.(NON)		1,099	41,498

AtoS SE (France)		1,097	92,136

AVG Technologies NV (Netherlands)(NON)		3,753	75,248

Barracuda Networks, Inc.(NON)		1,416	26,451

Blackbaud, Inc.		969	63,818

Brother Industries, Ltd. (Japan)		5,000	57,335

CACI International, Inc. Class A(NON)		461	42,772

Cavium, Inc.(NON)		655	43,040

CEVA, Inc.(NON)		2,906	67,884

Ciena Corp.(NON)		710	14,690

Cirrus Logic, Inc.(NON)		1,870	55,221

Computer Sciences Corp.		27,900	911,772

Cornerstone OnDemand, Inc.(NON)		1,058	36,533

CSG Systems International, Inc.(S)		2,539	91,353

CSRA, Inc.(NON)		27,900	837,000

Cypress Semiconductor Corp.(NON)		10,777	105,722

DSP Group, Inc.(NON)		6,782	64,022

Dun & Bradstreet Corp. (The)		900	93,537

eBay, Inc.(NON)		135,400	3,720,792

EMC Corp.		70,700	1,815,576

EnerSys		1,951	109,119

Engility Holdings, Inc.		2,664	86,527

Fortinet, Inc.(NON)		2,400	74,808

Fujitsu, Ltd. (Japan)		19,000	94,570

Genpact, Ltd.(NON)		6,000	149,880

Gigamon, Inc.(NON)		656	17,430

GungHo Online Entertainment, Inc. (Japan)		80,000	217,778

Hon Hai Precision Industry Co., Ltd. (Taiwan)		84,000	205,448

Hoya Corp. (Japan)		15,200	619,684

Imprivata, Inc.(NON)(S)		3,414	38,578

inContact, Inc.(NON)		5,259	50,171

Infinera Corp.(NON)(S)		1,722	31,203

Integrated Device Technology, Inc.(NON)		1,100	28,985

Intersil Corp. Class A		3,670	46,829

IntraLinks Holdings, Inc.(NON)		2,326	21,097

Intuit, Inc.		18,900	1,823,850

Ixia(NON)		4,662	57,949

Jabil Circuit, Inc.		2,974	69,264

L-3 Communications Holdings, Inc.		17,200	2,055,572

Lattice Semiconductor Corp.(NON)(S)		15,937	103,112

Leidos Holdings, Inc.		21,800	1,226,468

Lexmark International, Inc. Class A		956	31,022

Manhattan Associates, Inc.(NON)		799	52,870

Maxim Integrated Products, Inc.		32,100	1,219,800

MAXIMUS, Inc.		673	37,856

Mellanox Technologies, Ltd. (Israel)(NON)		972	40,960

Mentor Graphics Corp.		4,880	89,890

Microsemi Corp.(NON)		1,153	37,576

Microsoft Corp.		15,239	845,460

MobileIron, Inc.(NON)(S)		5,722	20,656

Monolithic Power Systems, Inc.		655	41,730

MTS Systems Corp.		444	28,154

Murata Manufacturing Co., Ltd. (Japan)		2,000	287,053

Netscout Systems, Inc.(NON)		402	12,341

Nexon Co., Ltd. (Japan)		9,300	150,962

ON Semiconductor Corp.(NON)		8,421	82,526

Oracle Corp.		84,286	3,078,968

Otsuka Corp. (Japan)		1,400	68,656

Perficient, Inc.(NON)		2,883	49,357

Plexus Corp.(NON)		2,198	76,754

Power Integrations, Inc.		782	38,029

Proofpoint, Inc.(NON)		1,015	65,985

PROS Holdings, Inc.(NON)		1,198	27,602

QAD, Inc. Class A		2,144	43,995

Qlik Technologies, Inc.(NON)		904	28,621

QLogic Corp.(NON)		10,112	123,366

Qualys, Inc.(NON)		566	18,729

Quantum Corp.(NON)(S)		22,263	20,705

Rovi Corp.(NON)		2,393	39,867

Samsung Electronics Co., Ltd. (South Korea)		57	60,866

Sanmina Corp.(NON)		2,125	43,733

Semtech Corp.(NON)		1,188	22,477

Silicon Laboratories, Inc.(NON)		430	20,872

SolarWinds, Inc.(NON)		18,200	1,071,980

Symantec Corp.		64,400	1,352,400

Synaptics, Inc.(NON)		1,170	93,998

Synchronoss Technologies, Inc.(NON)		1,021	35,970

SYNNEX Corp.		913	82,106

Tech Data Corp.(NON)		575	38,169

Teradyne, Inc.		39,600	818,532

Tyler Technologies, Inc.(NON)		401	69,902

Veeva Systems, Inc. Class A(NON)(S)		1,633	47,112

VeriFone Systems, Inc.(NON)		1,301	36,454

Verint Systems, Inc.(NON)		1,000	40,560

Web.com Group, Inc.(NON)		3,971	79,460

Woodward, Inc.		2,402	119,283

Xerox Corp.		140,800	1,496,704

			47,707,150
Transportation (1.3%)

Aegean Marine Petroleum Network, Inc. (Greece)		7,219	60,351

ANA Holdings, Inc. (Japan)		174,000	502,138

AP Moeller - Maersk A/S (Denmark)		333	432,403

Aurizon Holdings, Ltd. (Australia)		33,527	106,626

Central Japan Railway Co. (Japan)		1,800	318,852

ComfortDelgro Corp., Ltd. (Singapore)		158,700	339,454

Delta Air Lines, Inc.		66,900	3,391,161

Deutsche Post AG (Germany)		8,634	243,147

DHT Holdings, Inc. (Bermuda)		4,556	36,858

easyJet PLC (United Kingdom)		2,480	63,482

International Consolidated Airlines Group SA (Spain)		33,190	295,870

Matson, Inc.		730	31,120

Qantas Airways, Ltd. (Australia)		51,653	153,177

Royal Mail PLC (United Kingdom)		40,243	261,869

Ryanair Holdings PLC ADR (Ireland)		7,067	611,013

Scorpio Tankers, Inc.		6,228	49,949

United Parcel Service, Inc. Class B		31,900	3,069,737

Universal Truckload Services, Inc.		291	4,086

Virgin America, Inc.(NON)(S)		2,448	88,152

XPO Logistics, Inc.(NON)(S)		1,017	27,713

Yangzijiang Shipbuilding Holdings, Ltd. (China)		653,300	504,420

			10,591,578
Utilities and power (1.2%)

AES Corp.		35,400	338,778

AGL Resources, Inc.		5,400	344,574

American Electric Power Co., Inc.		44,700	2,604,669

Centrica PLC (United Kingdom)		58,202	186,946

E.ON SE (Germany)		27,597	267,079

Endesa SA (Spain)		11,130	222,985

Enel SpA (Italy)		73,174	306,071

ENI SpA (Italy)		28,895	428,055

Entergy Corp.		41,800	2,857,448

Iberdrola SA (Spain)		89,461	634,217

Korea Electric Power Corp. (South Korea)		1,868	79,318

RWE AG (Germany)		16,824	214,450

Talen Energy Corp.(NON)		4,807	29,948

Tokyo Electric Power Co., Inc. (Japan)(NON)		24,300	139,764

UGI Corp.		36,050	1,217,048

			9,871,350

Total common stocks (cost $277,717,056)			$302,025,449

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (24.0%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.9%)

Government National Mortgage Association Pass-Through Certificates 3 1/2s, TBA, January 1, 2046		$37,000,000	$38,572,500

			38,572,500
U.S. Government Agency Mortgage Obligations (19.1%)

Federal National Mortgage Association Pass-Through Certificates
7s, March 1, 2018		33,880	35,487
6s, TBA, January 1, 2046		16,000,000	18,082,499
4 1/2s, TBA, January 1, 2046		1,000,000	1,080,000
4s, TBA, January 1, 2046		44,000,000	46,550,627
3s, TBA, February 1, 2046		30,000,000	29,933,202
3s, TBA, January 1, 2046		30,000,000	29,992,968
3s, TBA, January 1, 2031		25,000,000	25,753,905

			151,428,688

Total U.S. government and agency mortgage obligations (cost $190,115,227)			$190,001,188

CORPORATE BONDS AND NOTES (22.3%)(a)
		Principal amount	Value

Basic materials (1.5%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		$155,000	$148,413

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)		290,000	265,345

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)		120,000	111,858

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95s, 2021		60,000	35,400

ArcelorMittal SA sr. unsec. unsub. bonds 10.85s, 2019 (France)		584,000	552,610

ArcelorMittal SA sr. unsec. unsub. bonds 6 1/8s, 2025 (France)		35,000	25,200

ArcelorMittal SA sr. unsec. unsub. notes 8s, 2039 (France)		15,000	10,238

Archer-Daniels-Midland Co. sr. unsec. notes 5.45s, 2018		413,000	446,294

Beacon Roofing Supply, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2023		100,000	101,875

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9 3/4s, 2023		90,000	97,088

Boise Cascade Co. company guaranty sr. unsec. notes 6 3/8s, 2020		63,000	64,890

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10 3/4s, 2023		150,000	148,875

Celanese US Holdings, LLC company guaranty sr. unsec. notes 5 7/8s, 2021 (Germany)		82,000	86,510

Cemex Finance, LLC 144A company guaranty sr. notes 6s, 2024 (Mexico)		200,000	171,500

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044		29,000	25,311

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034		35,000	30,885

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020		76,000	85,760

Chemours Co. (The) 144A sr. unsec. notes 7s, 2025		25,000	17,063

Chemours Co. (The) 144A sr. unsec. notes 6 5/8s, 2023		40,000	28,000

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		130,000	123,825

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8s, 2021		50,000	49,000

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023		140,000	131,141

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3 1/2s, 2024		765,000	741,743

E.I. du Pont de Nemours & Co. sr. unsec. notes 3 5/8s, 2021		315,000	324,669

Eastman Chemical Co. sr. unsec. notes 3.8s, 2025		230,000	222,611

Eldorado Gold Corp. 144A sr. unsec. notes 6 1/8s, 2020 (Canada)		7,000	6,090

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7s, 2021 (Canada)		164,000	102,910

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024		755,000	546,771

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4s, 2025		511,000	355,145

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 2 7/8s, 2020		522,000	407,160

HD Supply, Inc. company guaranty sr. unsec. notes 11 1/2s, 2020		34,000	37,655

HD Supply, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		107,000	111,280

HD Supply, Inc. 144A company guaranty sr. notes 5 1/4s, 2021		65,000	66,300

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9 1/2s, 2020 (Canada)		150,000	109,875

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4 7/8s, 2020		79,000	72,088

Huntsman International, LLC 144A company guaranty sr. unsec. notes 5 1/8s, 2022		20,000	18,000

JMC Steel Group, Inc. 144A sr. unsec. notes 8 1/4s, 2018		40,000	26,625

Louisiana-Pacific Corp. company guaranty sr. unsec. notes 7 1/2s, 2020		62,000	64,325

Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019		245,000	292,631

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055		190,000	154,086

Mead Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030		575,000	745,094

Mead Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031		175,000	215,928

Mercer International, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022 (Canada)		55,000	55,550

Methanex Corp. sr. unsec. unsub. notes 5.65s, 2044 (Canada)		300,000	242,943

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)		33,000	31,552

Momentive Performance Materials, Inc. escrow company guaranty sr. notes 8 7/8s, 2020(F)		50,000	1

Monsanto Company sr. unsec. sub. notes 5 1/2s, 2025		640,000	701,113

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043		21,000	20,160

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033		9,000	9,186

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7s, 2020 (Canada)		30,000	27,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/4s, 2022 (Canada)		20,000	15,925

Norbord, Inc. 144A company guaranty sr. notes 6 1/4s, 2023 (Canada)		135,000	132,975

Novelis, Inc. company guaranty sr. unsec. notes 8 3/4s, 2020		170,000	155,975

Novelis, Inc. company guaranty sr. unsec. notes 8 3/8s, 2017		25,000	24,313

Packaging Corp. of America sr. unsec. unsub. notes 4 1/2s, 2023		225,000	235,329

Pactiv, LLC sr. unsec. unsub. notes 7.95s, 2025		40,000	37,200

PQ Corp. 144A company guaranty sub. notes 8 3/4s, 2018		30,000	29,100

Rio Tinto Finance USA PLC company guaranty sr. unsec. unsub. notes 1 5/8s, 2017 (United Kingdom)		525,000	517,466

Rio Tinto Finance USA, Ltd. company guaranty sr. unsec. unsub. notes 9s, 2019 (Australia)		277,000	323,373

Ryerson, Inc./Joseph T Ryerson & Son, Inc. company guaranty sr. sub. notes 9s, 2017		85,000	65,450

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 7/8s, 2033		50,000	51,125

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6 1/2s, 2020		37,000	40,793

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/4s, 2023		40,000	40,800

Sealed Air Corp. 144A company guaranty sr. unsec. notes 5 1/8s, 2024		20,000	20,000

Sealed Air Corp. 144A company guaranty sr. unsec. notes 4 7/8s, 2022		20,000	20,050

Sealed Air Corp. 144A sr. unsec. bonds 5 1/2s, 2025		15,000	15,300

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7 1/2s, 2025 (Ireland)		45,000	51,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 3/8s, 2022		147,000	141,120

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2019		13,000	13,098

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2024		60,000	54,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		4,000	3,650

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5 1/8s, 2021		10,000	9,250

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7 5/8s, 2021		110,000	84,975

Univar, Inc. 144A company guaranty sr. unsec. notes 6 3/4s, 2023		200,000	182,500

USG Corp. 144A company guaranty sr. unsec. notes 5 7/8s, 2021		10,000	10,388

USG Corp. 144A company guaranty sr. unsec. notes 5 1/2s, 2025		85,000	86,275

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6s, 2023		77,000	72,380

Westrock (RKT) Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019		135,000	140,913

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)		260,000	309,396

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 5/8s, 2024		145,000	146,450

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5 1/8s, 2021		60,000	60,600

			11,558,241
Capital goods (0.9%)

ADS Waste Holdings, Inc. company guaranty sr. unsec. notes 8 1/4s, 2020		228,000	229,710

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		122,000	134,810

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		290,000	300,150

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2024		65,000	63,700

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5s, 2022		85,000	85,000

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6 1/2s, 2023 (Canada)		40,000	40,600

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		80,000	77,000

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5 1/4s, 2024		25,000	23,000

Berry Plastics Corp. company guaranty notes 5 1/2s, 2022		24,000	23,910

Berry Plastics Corp. company guaranty unsub. notes 5 1/8s, 2023		85,000	82,663

Berry Plastics Corp. 144A company guaranty notes 6s, 2022		25,000	25,438

Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		190,000	208,508

Bombardier, Inc. 144A sr. unsec. notes 7 3/4s, 2020 (Canada)		35,000	28,263

Bombardier, Inc. 144A sr. unsec. unsub. notes 4 3/4s, 2019 (Canada)		45,000	37,013

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6 7/8s, 2020		140,000	151,900

Covidien International Finance SA company guaranty sr. unsec. unsub. notes 6s, 2017 (Luxembourg)		525,000	565,522

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7 3/8s, 2026		35,000	37,625

Deere & Co. sr. unsec. unsub. notes 2.6s, 2022		570,000	562,023

Delphi Corp. company guaranty sr. unsec. notes 5s, 2023		565,000	597,770

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7 3/4s, 2020 (Luxembourg)		40,000	40,200

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6s, 2022		115,000	82,800

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.6s, 2042		260,000	241,779

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2 1/4s, 2022		160,000	153,816

Huntington Ingalls Industries, Inc. 144A company guaranty sr. unsec. notes 5s, 2021		25,000	25,469

KLX, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		325,000	308,750

Legrand France SA sr. unsec. unsub. notes 8 1/2s, 2025 (France)		326,000	432,781

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 8 1/2s, 2020		100,000	103,500

Manitowoc Co., Inc. (The) company guaranty sr. unsec. notes 5 7/8s, 2022		85,000	87,763

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2023		95,000	82,175

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2035		190,000	192,060

Medtronic, Inc. company guaranty sr. unsec. sub. notes 3 1/2s, 2025		190,000	191,552

Moog, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2022		90,000	90,900

Omega US Sub, LLC 144A sr. unsec. notes 8 3/4s, 2023		125,000	115,313

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2025		125,000	122,500

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2022		50,000	50,000

Raytheon Co. sr. unsec. notes 4 7/8s, 2040		195,000	213,888

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 9 7/8s, 2019		100,000	100,375

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		209,000	212,135

Terex Corp. company guaranty sr. unsec. notes 6s, 2021		73,000	67,160

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2021		54,000	55,890

TransDigm, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2020		35,000	33,863

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2024		108,000	107,406

United Technologies Corp. sr. unsec. unsub. notes 5 3/8s, 2017		437,000	469,607

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2022		175,000	171,063

			7,027,350
Communication services (2.2%)

America Movil SAB de CV company guaranty sr. unsec. unsub. notes 2 3/8s, 2016 (Mexico)		205,000	206,298

American Tower Corp. sr. unsec. notes 4s, 2025(R)		735,000	722,467

AT&T, Inc. sr. unsec. unsub. notes 5.8s, 2019		360,000	397,170

AT&T, Inc. sr. unsec. unsub. notes 4 3/4s, 2046		567,000	519,143

AT&T, Inc. sr. unsec. unsub. notes 3.4s, 2025		568,000	545,899

AT&T, Inc. sr. unsec. unsub. notes 1.7s, 2017		525,000	526,448

Cablevision Systems Corp. sr. unsec. unsub. notes 8 5/8s, 2017		27,000	28,418

Cablevision Systems Corp. sr. unsec. unsub. notes 8s, 2020		30,000	29,250

Cablevision Systems Corp. sr. unsec. unsub. notes 7 3/4s, 2018		37,000	38,480

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. bonds 5 1/8s, 2023		65,000	65,000

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 5/8s, 2022		34,000	35,828

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		42,000	43,575

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5 1/4s, 2022		53,000	53,464

CCO Safari II, LLC 144A company guaranty sr. notes 6.484s, 2045		673,000	674,103

CCO Safari II, LLC 144A company guaranty sr. notes 4.908s, 2025		337,000	336,672

CCOH Safari, LLC 144A sr. unsec. notes 5 3/4s, 2026		40,000	40,100

CenturyLink, Inc. sr. unsec. unsub. notes 6 3/4s, 2023		50,000	46,875

CenturyLink, Inc. sr. unsec. unsub. notes 5 5/8s, 2020		13,000	12,854

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		113,000	101,700

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5 1/8s, 2021		75,000	67,500

Comcast Corp. company guaranty sr. unsec. unsub. bonds 6 1/2s, 2017		525,000	552,621

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.95s, 2037		539,000	703,331

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035		82,000	103,013

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.45s, 2037		300,000	373,373

Crown Castle International Corp. sr. unsec. notes 5 1/4s, 2023(R)		80,000	84,100

Crown Castle International Corp. sr. unsec. notes 4 7/8s, 2022(R)		54,000	55,958

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113s, 2020		410,000	446,631

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020		115,000	122,937

CSC Holdings, LLC sr. unsec. unsub. bonds 5 1/4s, 2024		37,000	32,468

CSC Holdings, LLC sr. unsec. unsub. notes 6 3/4s, 2021		146,000	140,160

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8 3/4s, 2030 (Netherlands)		163,000	225,990

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		75,000	66,750

Frontier Communications Corp. sr. unsec. notes 6 1/4s, 2021		5,000	4,238

Frontier Communications Corp. sr. unsec. unsub. notes 7 5/8s, 2024		14,000	11,760

Frontier Communications Corp. 144A sr. unsec. notes 11s, 2025		85,000	84,150

Frontier Communications Corp. 144A sr. unsec. notes 10 1/2s, 2022		100,000	99,625

Frontier Communications Corp. 144A sr. unsec. notes 8 7/8s, 2020		25,000	25,313

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7 1/2s, 2021 (Bermuda)		47,000	40,890

Intelsat Jackson Holdings SA company guaranty sr. unsec. unsub. bonds 6 5/8s, 2022 (Bermuda)		53,000	33,788

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7 3/4s, 2021 (Luxembourg)		13,000	6,078

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8 1/8s, 2023 (Luxembourg)		14,000	6,335

Koninklijke KPN NV sr. unsec. unsub. bonds 8 3/8s, 2030 (Netherlands)		135,000	176,882

Level 3 Communications, Inc. sr. unsec. unsub. notes 5 3/4s, 2022		20,000	20,450

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2021		50,000	51,750

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2022		60,000	60,900

Level 3 Financing, Inc. 144A company guaranty sr. unsec. unsub. notes 5 3/8s, 2024		60,000	60,300

Orange SA sr. unsec. unsub. notes 4 1/8s, 2021 (France)		201,000	212,697

Quebecor Media, Inc. sr. unsec. unsub. notes 5 3/4s, 2023 (Canada)		34,000	33,830

Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		55,000	58,507

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)		410,000	383,571

SBA Communications Corp. sr. unsec. sub. notes 4 7/8s, 2022		50,000	49,250

SBA Telecommunications, Inc. company guaranty sr. unsec. unsub. notes 5 3/4s, 2020		14,000	14,560

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6 7/8s, 2028		92,000	64,170

Sprint Communications, Inc. sr. unsec. notes 7s, 2020		27,000	20,858

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9s, 2018		104,000	109,460

Sprint Corp. company guaranty sr. unsec. sub. notes 7 7/8s, 2023		195,000	146,445

Sprint Corp. company guaranty sr. unsec. sub. notes 7 1/4s, 2021		214,000	161,506

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 5/8s, 2023		197,000	200,694

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 3/8s, 2025		335,000	338,350

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6 1/4s, 2021		60,000	61,875

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6s, 2023		20,000	20,250

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836s, 2023		2,000	2,068

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633s, 2021		20,000	20,800

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.464s, 2019		17,000	17,507

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		93,000	95,441

TCI Communications, Inc. sr. unsec. unsub. notes 7 1/8s, 2028		365,000	472,005

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)		300,000	296,250

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)		300,000	314,498

Verizon Communications, Inc. sr. unsec. notes 6.35s, 2019		152,000	171,005

Verizon Communications, Inc. sr. unsec. notes 2 5/8s, 2020		397,000	398,380

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033		33,000	37,596

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522s, 2048		2,321,000	2,075,663

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034		775,000	715,037

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022		165,000	200,683

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032		291,000	328,506

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030		505,000	603,175

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5s, 2022 (Canada)		129,000	128,678

Vodafone Group PLC sr. unsec. unsub. notes 1 1/4s, 2017 (United Kingdom)		909,000	900,260

West Corp. 144A company guaranty sr. unsec. sub. notes 5 3/8s, 2022		110,000	94,875

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10 1/4s, 2019		105,000	99,146

Windstream Services, LLC company guaranty sr. unsec. notes 7 3/4s, 2021		70,000	55,081

Windstream Services, LLC company guaranty sr. unsec. notes 6 3/8s, 2023		144,000	103,680

			17,087,392
Consumer cyclicals (3.0%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7 3/4s, 2024		300,000	371,251

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7 3/4s, 2045		1,048,000	1,365,834

Amazon.com, Inc. sr. unsec. notes 1.2s, 2017		517,000	515,399

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		33,000	33,495

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5 3/4s, 2025		40,000	40,200

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5 3/4s, 2023		80,000	80,600

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10 1/4s, 2022		115,000	105,225

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020		482,000	522,281

Bed Bath & Beyond, Inc. sr. unsec. sub. notes 5.165s, 2044		330,000	279,515

Bon-Ton Department Stores, Inc. (The) company guaranty notes 10 5/8s, 2017		99,000	69,300

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8s, 2021		52,000	17,160

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		40,000	41,100

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2020 (Canada)		88,000	84,810

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6 1/8s, 2022 (Canada)		125,000	114,531

Building Materials Corp. of America 144A sr. unsec. notes 5 3/8s, 2024		135,000	134,663

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2021		105,000	111,956

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5 7/8s, 2024		25,000	26,125

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030		310,000	395,155

CCM Merger, Inc. 144A company guaranty sr. unsec. notes 9 1/8s, 2019		37,000	38,665

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 3/8s, 2024		13,000	13,130

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5 1/4s, 2021		40,000	41,200

Cinemark USA, Inc. company guaranty sr. unsec. notes 5 1/8s, 2022		40,000	39,700

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 7 3/8s, 2021		15,000	15,788

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2023		17,000	16,575

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7 5/8s, 2020		74,000	68,450

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2022		190,000	185,250

Cumulus Media Holdings, Inc. company guaranty sr. unsec. notes 7 3/4s, 2019		29,000	9,788

Daimler Finance North America, LLC 144A company guaranty sr. unsec. unsub. notes 2 3/8s, 2018		972,000	973,465

Dana Holding Corp. sr. unsec. notes 6s, 2023		105,000	105,263

Dollar General Corp. sr. unsec. sub. notes 3 1/4s, 2023		445,000	423,787

Eldorado Resorts, Inc. 144A sr. unsec. notes 7s, 2023		70,000	68,600

Entercom Radio, LLC company guaranty sr. unsec. notes 10 1/2s, 2019		59,000	61,065

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020		350,000	381,890

Expedia, Inc. 144A company guaranty sr. unsec. unsub. notes 5s, 2026		595,000	583,566

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 3/4s, 2023		20,000	20,700

Family Tree Escrow, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2020		15,000	15,488

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097		95,000	111,677

Ford Motor Co. sr. unsec. unsub. notes 9.98s, 2047		245,000	340,026

Ford Motor Co. sr. unsec. unsub. notes 7.45s, 2031		575,000	709,557

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046		140,000	171,119

Ford Motor Credit Co., LLC sr. unsec. unsub. notes 8 1/8s, 2020		865,000	1,019,009

Garda World Security Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Canada)		7,000	6,020

General Motors Co. sr. unsec. notes 6 1/4s, 2043		15,000	15,848

General Motors Co. sr. unsec. notes 5.2s, 2045		135,000	126,593

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018		80,000	80,400

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3s, 2017		163,000	163,557

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.3s, 2025		200,000	193,938

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4s, 2025		95,000	90,132

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45s, 2022		675,000	647,500

Gibson Brands, Inc. 144A sr. notes 8 7/8s, 2018		37,000	21,506

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 7/8s, 2020		57,000	55,860

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4 3/8s, 2018		155,000	153,450

Gray Television, Inc. company guaranty sr. unsec. sub. notes 7 1/2s, 2020		63,000	64,733

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6 5/8s, 2022 (Canada)	CAD	70,000	50,083

Grupo Televisa SAB sr. unsec. unsub. bonds 6 5/8s, 2040 (Mexico)		$360,000	373,457

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023		105,000	136,231

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95s, 2041		300,000	373,324

Home Depot, Inc. (The) sr. unsec. unsub. notes 2 5/8s, 2022		475,000	474,504

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)		147,000	162,680

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)		658,000	706,320

Howard Hughes Corp. (The) 144A sr. unsec. notes 6 7/8s, 2021		345,000	351,900

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023		80,000	76,053

iHeartCommunications, Inc. company guaranty sr. notes 9s, 2019		54,000	39,420

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019		130,000	126,100

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5 7/8s, 2021		52,000	53,040

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8 1/8s, 2019		25,000	22,625

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65s, 2020		135,000	108,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		45,000	24,750

Jo-Ann Stores, Inc. 144A sr. unsec. notes 8 1/8s, 2019		105,000	84,000

Johnson Controls, Inc. sr. unsec. unsub. notes 4.95s, 2064		405,000	328,960

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021		45,000	49,725

L Brands, Inc. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		23,000	24,380

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2022		27,000	28,350

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		40,000	41,200

Lear Corp. company guaranty sr. unsec. notes 5 1/4s, 2025		10,000	10,175

Lennar Corp. company guaranty sr. unsec. notes 4 1/2s, 2019		25,000	25,422

Lennar Corp. company guaranty sr. unsec. unsub. notes 4 3/4s, 2022		125,000	123,938

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		75,000	74,625

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029		159,000	179,176

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042		190,000	166,225

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 4.3s, 2043		500,000	383,842

Masonite International Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		60,000	61,950

Mattamy Group Corp. 144A sr. unsec. notes 6 1/2s, 2020 (Canada)		75,000	71,250

McGraw Hill Financial, Inc. company guaranty sr. unsec. unsub. notes 4.4s, 2026		355,000	363,223

MGM Resorts International company guaranty sr. unsec. notes 6 3/4s, 2020		50,000	51,375

MGM Resorts International company guaranty sr. unsec. notes 5 1/4s, 2020		90,000	89,100

MGM Resorts International company guaranty sr. unsec. unsub. notes 8 5/8s, 2019		65,000	72,008

MGM Resorts International company guaranty sr. unsec. unsub. notes 6 5/8s, 2021		45,000	45,900

Mustang Merger Corp. 144A sr. unsec. notes 8 1/2s, 2021		20,000	20,750

Navistar International Corp. company guaranty sr. unsec. notes 8 1/4s, 2021		79,000	52,535

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7 1/8s, 2028		40,000	38,200

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8 3/4s, 2021(PIK)		150,000	93,000

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2021 (Luxembourg)		65,000	66,788

Nordstrom, Inc. sr. unsec. notes 5s, 2044		195,000	201,547

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028		620,000	758,085

Nortek, Inc. company guaranty sr. unsec. sub. notes 8 1/2s, 2021		95,000	98,572

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85s, 2023		90,000	91,017

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 7/8s, 2025		40,000	40,600

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2024		52,000	53,560

Owens Corning company guaranty sr. unsec. sub. notes 9s, 2019		20,000	23,180

Penn National Gaming, Inc. sr. unsec. sub. notes 5 7/8s, 2021		74,000	71,780

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/4s, 2022		53,000	54,458

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2024		45,000	45,450

Priceline Group, Inc. (The) sr. unsec. notes 3.65s, 2025		570,000	554,759

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7 7/8s, 2032		105,000	118,913

QVC, Inc. company guaranty sr. notes 4.85s, 2024		120,000	114,850

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2023		166,000	165,378

Regal Entertainment Group sr. unsec. sub. notes 5 3/4s, 2022		95,000	95,000

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 9 1/2s, 2019		51,000	52,785

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12 1/8s, 2018		63,000	65,835

Sabre GLBL, Inc. 144A company guaranty sr. notes 5 3/8s, 2023		55,000	54,725

Scientific Games Corp. company guaranty sr. unsec. sub. notes 8 1/8s, 2018		15,000	10,950

Scientific Games International, Inc. company guaranty sr. unsec. notes 10s, 2022		280,000	198,800

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6 1/4s, 2020		15,000	7,050

Scientific Games International, Inc. 144A company guaranty sr. notes 7s, 2022		45,000	42,975

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		40,000	41,200

Sinclair Television Group, Inc. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		119,000	119,298

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		45,000	43,763

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6s, 2024		58,000	60,538

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2020		90,000	94,163

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2021		90,000	91,125

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 5/8s, 2022		3,000	3,161

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2020		3,000	3,188

Spectrum Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		35,000	35,875

Spectrum Brands, Inc. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2024		30,000	31,200

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6 3/8s, 2021		48,000	44,640

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5 1/4s, 2021		20,000	20,000

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024		38,000	36,433

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		35,000	34,563

TEGNA, Inc. company guaranty sr. unsec. bonds 5 1/8s, 2020		27,000	28,013

TEGNA, Inc. 144A company guaranty sr. unsec. unsub. notes 4 7/8s, 2021		145,000	145,363

Tiffany & Co. sr. unsec. unsub. notes 4.9s, 2044		355,000	328,542

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		25,000	22,875

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55s, 2018		525,000	523,760

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2s, 2018		486,000	488,749

Tribune Media Co. 144A company guaranty sr. unsec. notes 5 7/8s, 2022		50,000	50,000

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2021		14,000	14,333

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5 1/8s, 2025		15,000	14,250

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8 1/2s, 2021		93,000	95,093

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025		70,000	69,213

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s, 2037		198,000	255,746

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040		120,000	132,007

Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s, 2040		655,000	702,290

Walt Disney Co. (The) sr. unsec. notes 2 3/4s, 2021		120,000	122,074

Walt Disney Co. (The) sr. unsec. unsub. notes 4 3/8s, 2041		50,000	51,849

			23,590,052
Consumer staples (1.7%)

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4s, 2024		128,000	132,770

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85s, 2022		500,000	488,945

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 1 1/4s, 2018		525,000	520,085

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039		530,000	763,970

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2 1/2s, 2022		500,000	481,042

Ashtead Capital, Inc. 144A company guaranty notes 5 5/8s, 2024		200,000	202,500

Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		50,000	50,125

BC ULC/New Red Finance, Inc. 144A company guaranty notes 6s, 2022 (Canada)		110,000	113,300

BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4 5/8s, 2022 (Canada)		215,000	215,000

BlueLine Rental Finance Corp. 144A notes 7s, 2019		193,000	173,700

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. notes 8 1/2s, 2019		10,000	11,574

Bunge, Ltd. Finance Corp. company guaranty sr. unsec. unsub. notes 4.1s, 2016		90,000	90,465

Cargill, Inc. 144A sr. unsec. notes 4.1s, 2042		315,000	289,071

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8s, 2022		85,000	80,325

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11s, 2021		155,000	121,675

Coca-Cola Co. (The) sr. unsec. unsub. notes 3.2s, 2023		340,000	351,791

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019		776,000	872,337

Constellation Brands, Inc. company guaranty sr. unsec. notes 4 1/4s, 2023		14,000	13,948

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 7 1/4s, 2016		45,000	46,575

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6s, 2022		50,000	55,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)		84,000	81,060

Corrections Corp. of America company guaranty sr. unsec. sub. notes 4 1/8s, 2020(R)		13,000	12,870

CVS Health Corp. sr. unsec. unsub. notes 2 1/4s, 2018		525,000	527,533

CVS Health Corp. 144A sr. unsec. sub. notes 4 3/4s, 2022		482,000	516,467

CVS Pass-Through Trust sr. notes 6.036s, 2028		51,605	56,864

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036		255,947	258,601

Dean Foods Co. 144A company guaranty sr. unsec. notes 6 1/2s, 2023		50,000	51,875

Diageo Capital PLC company guaranty sr. unsec. unsub. notes 1 1/2s, 2017 (United Kingdom)		770,000	769,596

Diageo Investment Corp. company guaranty sr. unsec. notes 8s, 2022		135,000	171,169

Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s, 2021		117,000	74,880

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045		385,000	358,015

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037		300,000	365,607

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042		363,000	389,587

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024		139,000	139,052

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		140,000	138,950

JBS USA, LLC/JBS USA Finance, Inc. 144A company guaranty sr. unsec. notes 7 1/4s, 2021 (Brazil)		30,000	29,775

JBS USA, LLC/JBS USA Finance, Inc. 144A sr. unsec. notes 8 1/4s, 2020 (Brazil)		17,000	17,000

Kraft Foods Group, Inc. company guaranty sr. unsec. notes Ser. 144A, 6 7/8s, 2039		375,000	444,450

Kraft Foods Group, Inc. company guaranty sr. unsec. unsub. notes 6 1/2s, 2040		350,000	406,263

Kroger Co. (The) company guaranty sr. unsec. unsub. notes 6.9s, 2038		655,000	809,288

Landry's Holdings II, Inc. 144A sr. unsec. notes 10 1/4s, 2018		12,000	11,970

Landry's, Inc. 144A company guaranty sr. unsec. sub. notes 9 3/8s, 2020		112,000	117,880

McDonald's Corp. sr. unsec. unsub. notes 6.3s, 2037		300,000	353,166

McDonald's Corp. sr. unsec. unsub. notes 5.7s, 2039		270,000	293,627

PepsiCo, Inc. sr. unsec. unsub. notes 7.9s, 2018		82,000	96,084

PepsiCo, Inc. sr. unsec. unsub. notes 4 1/4s, 2044		405,000	403,028

PepsiCo, Inc. sr. unsec. unsub. notes 1 1/4s, 2017		521,000	521,151

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5 3/4s, 2025		30,000	29,175

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2021		42,000	40,215

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5 3/4s, 2021		67,000	64,823

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		105,000	108,675

United Rentals North America, Inc. company guaranty sr. unsec. notes 7 5/8s, 2022		25,000	26,718

United Rentals North America, Inc. company guaranty sr. unsec. unsub. notes 6 1/8s, 2023		37,000	37,833

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9 3/4s, 2019(PIK)		60,000	39,000

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.3s, 2021		400,000	391,859

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5 3/8s, 2022		65,000	68,738

			13,297,042
Energy (1.4%)

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036		125,000	120,482

Anadarko Petroleum Corp. sr. unsec. notes 5.95s, 2016		21,000	21,510

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95s, 2019		185,000	202,083

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		37,000	28,120

Antero Resources Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		35,000	27,300

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5 3/8s, 2021		43,000	34,400

Apache Corp. sr. unsec. unsub. notes 5.1s, 2040		45,000	38,436

Apache Corp. sr. unsec. unsub. notes 3 1/4s, 2022		192,000	182,868

Archrock Partners, LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6s, 2022		127,000	103,505

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 5/8s, 2024 (Canada)		28,000	18,760

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5 1/8s, 2021 (Canada)		8,000	5,640

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.2s, 2016 (United Kingdom)		570,000	572,581

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315s, 2020 (United Kingdom)		325,000	320,809

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.846s, 2017 (United Kingdom)		525,000	527,514

California Resources Corp. company guaranty sr. unsec. sub. notes 6s, 2024		37,000	11,285

California Resources Corp. company guaranty sr. unsec. sub. notes 5s, 2020		20,000	7,125

California Resources Corp. 144A company guaranty notes 8s, 2022		150,000	78,938

Canadian Natural Resources, Ltd. sr. unsec. unsub. notes 5.7s, 2017 (Canada)		1,045,000	1,067,320

Chesapeake Energy Corp. 144A company guaranty notes 8s, 2022		80,000	39,200

Chesapeake Oilfield Operating, LLC/Chesapeake Oilfield Finance, Inc. company guaranty sr. unsec. unsub. notes 6 5/8s, 2019		54,000	18,900

Chevron Corp. sr. unsec. unsub. notes 1.104s, 2017		517,000	513,445

Concho Resources, Inc. company guaranty sr. unsec. notes 6 1/2s, 2022		69,000	65,550

Concho Resources, Inc. company guaranty sr. unsec. notes 5 1/2s, 2023		54,000	49,545

Concho Resources, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2022		24,000	21,840

ConocoPhillips Co. company guaranty sr. unsec. unsub. notes 1.05s, 2017		525,000	515,482

CONSOL Energy, Inc. company guaranty sr. unsec. notes 5 7/8s, 2022		33,000	20,460

DCP Midstream Operating LP company guaranty sr. unsec. notes 2.7s, 2019		180,000	145,816

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6 3/8s, 2021		7,000	2,520

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 5 1/2s, 2022		33,000	10,890

EQT Midstream Partners LP company guaranty sr. unsec. sub. notes 4s, 2024		50,000	41,220

EXCO Resources, Inc. company guaranty sr. unsec. notes 7 1/2s, 2018		34,000	9,520

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022		89,000	54,735

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023		30,000	18,900

Gulfport Energy Corp. company guaranty sr. unsec. unsub. notes 6 5/8s, 2023		40,000	33,400

Halcon Resources Corp. company guaranty sr. unsec. notes 9 3/4s, 2020		10,000	2,900

Halcon Resources Corp. company guaranty sr. unsec. unsub. notes 8 7/8s, 2021		114,000	33,060

Halcon Resources Corp. 144A company guaranty notes 8 5/8s, 2020		60,000	41,100

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031		140,000	138,996

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. notes 7 1/4s, 2020		40,000	40,400

Hiland Partners LP/Hiland Partners Finance Corp. 144A company guaranty sr. unsec. sub. notes 5 1/2s, 2022		13,000	12,383

Hilcorp Energy I LP/Hilcorp Finance Co. 144A sr. unsec. notes 5s, 2024		20,000	16,600

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031		40,000	43,155

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6 3/4s, 2021		63,000	15,829

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		30,000	27,600

Lightstream Resources, Ltd. 144A sr. unsec. notes 8 5/8s, 2020 (Canada)		49,000	11,025

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/2s, 2021		25,000	3,375

Linn Energy, LLC/Linn Energy Finance Corp. company guaranty sr. unsec. notes 6 1/4s, 2019		19,000	3,135

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12s, 2020		45,000	22,500

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10 3/8s, 2017 (Canada)(F)		59,000	3

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)		200,000	177,500

Marathon Petroleum Corp. sr. unsec. unsub. notes 6 1/2s, 2041		125,000	125,070

Milagro Oil & Gas, Inc. company guaranty notes 10 1/2s, 2016 (In default)(NON)		130,000	39,650

Motiva Enterprises, LLC 144A sr. unsec. notes 5 3/4s, 2020		515,000	554,406

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/4s, 2022		90,000	79,200

Newfield Exploration Co. sr. unsec. unsub. notes 5 3/8s, 2026		35,000	28,963

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 6.05s, 2041		285,000	170,378

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6 7/8s, 2023		25,000	15,500

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2022		95,000	60,800

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.3s, 2023 (Indonesia)		200,000	181,806

PetroBakken Energy, Ltd. sr. unsec. notes Ser. REGS, 8 5/8s, 2020 (Canada)		30,000	6,750

Petroleos de Venezuela SA sr. unsec. notes 5 1/8s, 2016 (Venezuela)		115,000	78,775

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 8 1/2s, 2017 (Venezuela)		633,333	330,916

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6s, 2026 (Venezuela)		270,000	99,225

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6 3/8s, 2045 (Mexico)		150,000	126,957

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5 1/2s, 2021 (Mexico)		900,000	910,766

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4 7/8s, 2024 (Mexico)		150,000	139,875

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 5 5/8s, 2046 (Mexico)		270,000	206,960

Petroleos Mexicanos 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2026 (Mexico)		50,000	44,280

Phillips 66 company guaranty sr. unsec. unsub. notes 2.95s, 2017		525,000	532,136

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5 5/8s, 2022		30,000	21,300

Rose Rock Midstream LP/Rose Rock Finance Corp. 144A company guaranty sr. unsec. notes 5 5/8s, 2023		35,000	24,850

Sabine Pass LNG LP company guaranty sr. sub. notes 6 1/2s, 2020		20,000	19,400

Samson Investment Co. company guaranty sr. unsec. notes 9 3/4s, 2020 (In default)(NON)		113,000	226

SandRidge Energy, Inc. 144A company guaranty notes 8 3/4s, 2020		75,000	22,781

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6 3/4s, 2023 (Canada)		35,000	29,400

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8 1/4s, 2020 (Canada)		62,000	55,800

Seventy Seven Energy, Inc. sr. unsec. sub. notes 6 1/2s, 2022		15,000	2,325

Shell International Finance BV company guaranty sr. unsec. unsub. notes 5.2s, 2017 (Netherlands)		564,000	590,738

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2 1/8s, 2020 (Netherlands)		140,000	137,245

SM Energy Co. sr. unsec. notes 6 1/2s, 2021		23,000	17,135

SM Energy Co. sr. unsec. unsub. notes 6 1/2s, 2023		10,000	7,325

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)		170,000	179,402

Tervita Corp. 144A sr. unsec. notes 10 7/8s, 2018 (Canada)		14,000	3,290

Total Capital International SA company guaranty sr. unsec. unsub. notes 1.55s, 2017 (France)		517,000	518,321

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2022		25,000	7,625

Unit Corp. company guaranty sr. unsec. sub. notes 6 5/8s, 2021		60,000	43,050

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5 3/4s, 2021		119,000	86,870

Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55s, 2024		240,000	166,699

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 7/8s, 2021		15,000	13,500

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7 3/4s, 2031		4,000	2,833

Williams Partners LP sr. unsec. sub. notes 5.4s, 2044		75,000	50,324

Williams Partners LP sr. unsec. sub. notes 4.3s, 2024		75,000	59,461

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6 1/8s, 2022		17,000	16,081

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2023		90,000	72,450

WPX Energy, Inc. sr. unsec. unsub. notes 6s, 2022		17,000	11,900

			11,412,404
Financials (7.6%)

Abbey National Treasury Services PLC/United Kingdom company guaranty sr. unsec. unsub. notes 1 3/8s, 2017 (United Kingdom)		564,000	561,434

ABN Amro Bank NV 144A sr. unsec. notes 2.45s, 2020 (Netherlands)		605,000	600,076

Aflac, Inc. sr. unsec. unsub. notes 6.9s, 2039		135,000	174,419

Air Lease Corp. sr. unsec. notes 3 3/4s, 2022		85,000	83,489

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		50,000	47,625

Ally Financial, Inc. company guaranty sr. unsec. notes 8s, 2031		110,000	127,050

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8s, 2020		24,000	27,360

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2020		44,000	49,775

Ally Financial, Inc. sub. unsec. notes 5 3/4s, 2025		275,000	278,438

Ally Financial, Inc. unsec. sub. notes 8s, 2018		30,000	32,850

American Express Co. jr. unsec. sub. FRN Ser. C, 4.9s, perpetual maturity		150,000	142,522

American Express Co. sr. unsec. bonds 8 1/8s, 2019		515,000	607,231

American Express Co. sr. unsec. notes 7s, 2018		396,000	439,161

American Express Co. sr. unsec. notes 6.15s, 2017		694,000	743,010

American International Group, Inc. jr. unsec. sub. FRB 8.175s, 2058		231,000	303,765

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. notes 4.6s, 2024(R)		240,000	227,400

AXA SA 144A jr. unsec. sub. FRN 6.463s, perpetual maturity (France)		310,000	316,820

AXA SA 144A jr. unsec. sub. FRN 6.379s, perpetual maturity (France)		255,000	274,125

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9s, perpetual maturity (Spain)		200,000	214,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)		390,000	386,097

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.1s, perpetual maturity		622,000	625,110

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6 1/2s, perpetual maturity		25,000	26,344

Bank of America Corp. sr. unsec. unsub. notes 2s, 2018		827,000	825,946

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 1.7s, 2017		340,000	339,028

Bank of America, NA unsec. sub. notes Ser. BKNT, 5.3s, 2017		750,000	780,206

Bank of Montreal sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2017 (Canada)		517,000	523,162

Bank of New York Mellon Corp. (The) sr. unsec. unsub. notes 1.969s, 2017		445,000	448,552

Bank of New York Mellon Corp. (The) 144A sr. unsec. unsub. notes Ser. MTN, 2 1/2s, 2016		65,000	65,034

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35s, 2020 (Canada)		780,000	772,769

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05s, 2018 (Canada)		509,000	510,218

Bank of Nova Scotia (The) sr. unsec. unsub. notes 1 3/8s, 2017 (Canada)		525,000	522,480

Bank of Tokyo-Mitsubishi UFJ, Ltd. (The) 144A sr. unsec. unsub. notes 1.2s, 2017 (Japan)		450,000	447,418

Barclays Bank PLC 144A unsec. sub. notes 10.179s, 2021 (United Kingdom)		644,000	834,874

Barclays PLC jr. unsec. sub. FRB 6 5/8s, perpetual maturity (United Kingdom)		810,000	799,875

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB 5.919s, perpetual maturity (Spain)		55,000	55,550

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7 1/4s, 2018		46,000	50,742

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.3s, 2043		151,000	148,151

BNP Paribas SA company guaranty sr. unsec. unsub. bonds Ser. MTN, 1 3/8s, 2017 (France)		678,000	676,885

BNP Paribas SA sr. unsec. notes Ser. MTN, 2 3/8s, 2017 (France)		190,000	191,954

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)		265,000	278,235

BPCE SA 144A unsec. sub. notes 5.15s, 2024 (France)		200,000	201,718

Camden Property Trust sr. unsec. unsub. notes 4 7/8s, 2023(R)		140,000	150,804

Cantor Fitzgerald LP 144A unsec. notes 6 1/2s, 2022		405,000	421,393

Capital One Financial Corp. unsec. sub. notes 4.2s, 2025		130,000	128,356

CBRE Services, Inc. company guaranty sr. unsec. notes 5 1/4s, 2025		132,000	133,707

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2023		43,000	43,219

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4 7/8s, 2026		228,000	227,116

CIT Group, Inc. sr. unsec. notes 3 7/8s, 2019		24,000	23,880

CIT Group, Inc. sr. unsec. sub. notes 5s, 2023		27,000	27,405

CIT Group, Inc. sr. unsec. unsub. notes 5 3/8s, 2020		37,000	38,758

CIT Group, Inc. sr. unsec. unsub. notes 5s, 2022		170,000	174,570

CIT Group, Inc. 144A sr. unsec. notes 5 1/2s, 2019		44,000	45,980

Citigroup, Inc. jr. unsec. sub. FRB Ser. P, 5.95s, perpetual maturity		416,000	400,400

Citigroup, Inc. jr. unsec. sub.FRN 5 7/8s, perpetual maturity		65,000	64,431

Citigroup, Inc. unsec. sub. notes 5 1/2s, 2025		340,000	369,068

CNO Financial Group, Inc. sr. unsec. unsub. notes 5 1/4s, 2025		170,000	172,975

CNO Financial Group, Inc. sr. unsec. unsub. notes 4 1/2s, 2020		35,000	35,700

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)		625,000	717,319

Commonwealth Bank of Australia/New York, NY sr. unsec. bonds Ser. GMTN, 1 5/8s, 2018		325,000	323,911

Commonwealth Bank of Australia/New York, NY sr. unsec. unsub. bonds 1 1/8s, 2017		718,000	716,308

Community Choice Financial, Inc. company guaranty sr. sub. notes 10 3/4s, 2019		33,000	8,663

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands (Rabobank Nederland) company guaranty sr. unsec. notes 3 3/8s, 2017 (Netherlands)		470,000	480,450

Credit Acceptance Corp. company guaranty sr. unsec. notes 6 1/8s, 2021		162,000	158,760

Credit Acceptance Corp. 144A company guaranty sr. unsec. notes 7 3/8s, 2023		30,000	29,850

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)		200,000	193,370

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6 1/4s, perpetual maturity (Switzerland)		225,000	224,438

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)		125,000	149,606

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)		401,000	370,184

Deutsche Bank AG/London sr. unsec. notes 6s, 2017 (United Kingdom)		621,000	657,750

DFC Finance Corp. 144A company guaranty sr. notes 10 1/2s, 2020		65,000	38,350

Duke Realty LP company guaranty sr. unsec. unsub. notes 4 3/8s, 2022(R)		207,000	213,311

E*Trade Financial Corp. sr. unsec. unsub. notes 5 3/8s, 2022		45,000	47,138

E*Trade Financial Corp. sr. unsec. unsub. notes 4 5/8s, 2023		55,000	55,688

EPR Properties company guaranty sr. unsec. sub. notes 5 1/4s, 2023(R)		280,000	285,312

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024		190,000	183,113

Fifth Third Bancorp jr. unsec. sub. FRB 5.1s, perpetual maturity		93,000	83,119

Five Corners Funding Trust 144A sr. unsec. bonds 4.419s, 2023		345,000	359,502

GE Capital International Funding Co. 144A company guaranty sr. unsec. notes 4.418s, 2035 (Ireland)		1,185,000	1,209,271

GE Capital Trust I company guaranty unsec. sub. FRB 6 3/8s, 2067		1,450,000	1,507,094

General Electric Capital Corp. company guaranty sr. unsec. notes 6 3/4s, 2032		344,000	449,472

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15s, 2066		312,000	84,240

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7 1/2s, 2019		1,105,000	1,260,712

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55s, 2019		615,000	614,760

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2 3/8s, 2018		319,000	321,756

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5 1/8s, 2022		160,000	175,330

HCP, Inc. sr. unsec. notes 4 1/4s, 2023(R)		335,000	335,471

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3 7/8s, 2025(R)		225,000	217,621

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)		35,000	33,603

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5 5/8s, 2035 (United Kingdom)		250,000	283,512

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176s, perpetual maturity (United Kingdom)		125,000	187,813

HSBC Finance Corp. unsec. sub. notes 6.676s, 2021		1,045,000	1,199,321

HSBC USA, Inc. sr. unsec. unsub. notes 3 1/2s, 2024		155,000	155,628

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8 1/8s, 2019(PIK)		10,000	9,350

HUB International, Ltd. 144A sr. unsec. notes 7 7/8s, 2021		77,000	69,300

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6s, 2020		105,000	105,882

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2022		57,000	55,718

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)		1,365,000	1,487,456

International Lease Finance Corp. sr. unsec. unsub. notes 6 1/4s, 2019		20,000	21,425

International Lease Finance Corp. sr. unsec. unsub. notes 5 7/8s, 2022		44,000	47,190

iStar, Inc. sr. unsec. notes 5s, 2019(R)		5,000	4,856

JPMorgan Chase & Co. jr. unsec. sub. FRN 7.9s, perpetual maturity		136,000	138,448

JPMorgan Chase & Co. sr. unsec. unsub. notes 2s, 2017		523,000	524,773

JPMorgan Chase & Co. unsec. sub. notes 4 1/8s, 2026		515,000	513,580

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.3s, 2018		618,000	618,919

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5 1/8s, 2044		250,000	244,838

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		525,000	604,613

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.8s, 2037		390,000	444,600

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697s, 2097		135,000	166,631

Lloyds Banking Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		340,000	362,100

Lloyds Banking Group PLC unsec. sub. notes 4 1/2s, 2024 (United Kingdom)		425,000	431,429

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657s, perpetual maturity (United Kingdom)		110,000	123,200

Lloyds Banking Group PLC 144A unsec. sub. notes 5.3s, 2045 (United Kingdom)		639,000	649,325

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85s, 2020 (Australia)		410,000	411,772

Merrill Lynch & Co., Inc. unsec. sub. FRN 1.272s, 2026		100,000	86,011

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037		870,000	988,799

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037		385,000	469,700

MetLife, Inc. sr. unsec. unsub. notes 6 3/4s, 2016		540,000	552,369

MetLife, Inc. sr. unsec. unsub. notes 4 3/4s, 2021		210,000	229,852

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)		370,000	379,457

Morgan Stanley sr. unsec. unsub. bonds 4 3/4s, 2017		620,000	642,208

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 3/8s, 2022(R)		115,000	117,444

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. sub. notes 6 7/8s, 2021(R)		45,000	46,688

National Australia Bank, Ltd./New York sr. unsec. notes 2.3s, 2018 (Australia)		525,000	528,018

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2020		90,000	86,130

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2021		50,000	44,250

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022		101,000	105,040

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4 7/8s, 2045		290,000	247,225

Ocwen Financial Corp. sr. unsec. notes 6 5/8s, 2019		25,000	22,000

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7s, 2033		1,129,000	1,222,865

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 6 3/4s, 2019		45,000	45,619

OneMain Financial Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7 1/4s, 2021		45,000	45,225

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025		745,000	739,620

PHH Corp. sr. unsec. unsub. notes 7 3/8s, 2019		19,000	18,834

PHH Corp. sr. unsec. unsub. notes 6 3/8s, 2021		50,000	45,500

PNC Bank NA sr. unsec. unsub. notes Ser. BKNT, 1 1/8s, 2017		525,000	523,228

Primerica, Inc. sr. unsec. notes 4 3/4s, 2022		267,000	283,838

Progressive Corp. (The) jr. unsec. sub. FRN 6.7s, 2037		275,000	274,313

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6 3/4s, 2021		57,000	55,148

Prudential Financial, Inc. jr. unsec. sub. FRN 8 7/8s, 2038		320,000	360,000

Prudential Financial, Inc. jr. unsec. sub. FRN 5 5/8s, 2043		141,000	143,115

Prudential Financial, Inc. jr. unsec. sub. FRN 5.2s, 2044		157,000	151,898

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)		120,000	124,771

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.2s, 2018 (Canada)		525,000	529,239

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7 1/2s, perpetual maturity (United Kingdom)		595,000	619,544

Royal Bank of Scotland Group PLC jr. unsec. sub. FRN Ser. U, 7.64s, perpetual maturity (United Kingdom)		125,000	130,625

Royal Bank of Scotland Group PLC unsec. sub. bonds 5 1/8s, 2024 (United Kingdom)		560,000	567,367

Royal Bank of Scotland Group PLC unsec. sub. notes 4.7s, 2018 (United Kingdom)		505,000	524,208

Santander Holdings USA, Inc. sr. unsec. unsub. notes 4 5/8s, 2016		93,000	93,888

Santander Issuances SAU company guaranty unsec. sub. notes 5.179s, 2025 (Spain)		400,000	390,747

Santander Issuances SAU 144A company guaranty unsec. sub. notes 5.911s, 2016 (Spain)		300,000	299,998

Santander UK Group Holdings PLC 144A unsec. sub. notes 4 3/4s, 2025 (United Kingdom)		430,000	424,561

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)		525,000	546,549

Sberbank of Russia Via SB Capital SA 144A sr. unsec. unsub. notes 4.95s, 2017 (Russia)		300,000	302,743

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)		50,000	50,345

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)		50,000	49,931

Simon Property Group LP sr. unsec. unsub. notes 3 3/8s, 2022(R)		155,000	159,811

Simon Property Group LP sr. unsec. unsub. notes 2.2s, 2019(R)		555,000	557,833

Simon Property Group LP 144A sr. unsec. unsub. notes 1 1/2s, 2018(R)		476,000	472,101

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7 3/4s, 2021		25,000	24,625

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 6s, 2020		173,000	164,350

Springleaf Finance Corp. sr. unsec. unsub. notes 5 1/4s, 2019		20,000	19,000

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)		345,000	427,202

Standard Chartered PLC unsec. sub. notes 5.7s, 2022 (United Kingdom)		395,000	419,846

Standard Chartered PLC 144A jr. unsec. sub. FRB 7.014s, perpetual maturity (United Kingdom)		200,000	214,750

Svenska Handelsbanken AB company guaranty sr. unsec. notes 2 7/8s, 2017 (Sweden)		272,000	276,677

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4 1/4s, 2042		435,000	410,889

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)		480,000	501,600

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8 1/2s, 2018		17,000	12,665

Travelers Property Casualty Corp. company guaranty sr. unsec. unsub. bonds 7 3/4s, 2026		190,000	248,757

Tri Pointe Holdings, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2024		115,000	111,838

US Bank of NA/Cincinnati, OH sr. unsec. notes Ser. BKNT, 1.1s, 2017		550,000	549,206

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.902s, 2020 (Russia)		200,000	200,500

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018 (Russia)		1,887,000	1,967,292

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95s, 2022 (Russia)		700,000	661,500

Wachovia Bank NA unsec. sub. notes Ser. BKNT, 6s, 2017		500,000	539,263

Wachovia Corp. sr. unsec. notes 5 3/4s, 2017		60,000	63,516

Walter Investment Management Corp. company guaranty sr. unsec. notes 7 7/8s, 2021		40,000	31,600

Wayne Merger Sub, LLC 144A sr. unsec. notes 8 1/4s, 2023		45,000	42,300

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5 7/8s, perpetual maturity		285,000	297,825

Wells Fargo & Co. sr. unsec. notes 2.1s, 2017		517,000	522,128

Westpac Banking Corp. sr. unsec. unsub. notes 4 7/8s, 2019 (Australia)		80,000	87,315

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)		170,000	169,588

ZFS Finance USA Trust V 144A jr. unsec. sub. FRB 6 1/2s, 2037		426,000	432,923

			60,281,621
Health care (1.5%)

AbbVie, Inc. sr. unsec. notes 2.9s, 2022		525,000	507,393

AbbVie, Inc. sr. unsec. notes 2 1/2s, 2020		590,000	584,068

AbbVie, Inc. sr. unsec. notes 1 3/4s, 2017		471,000	470,086

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6 1/8s, 2021		100,000	101,500

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5 1/8s, 2022		50,000	46,750

Actavis Funding SCS company guaranty sr. unsec. notes 4 3/4s, 2045 (Luxembourg)		458,000	446,571

Actavis Funding SCS company guaranty sr. unsec. notes 3.45s, 2022 (Luxembourg)		228,000	228,249

Actavis Funding SCS company guaranty sr. unsec. notes 2.35s, 2018 (Luxembourg)		385,000	385,401

Aetna, Inc. sr. unsec. notes 6 3/4s, 2037		318,000	400,372

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7 7/8s, 2023		90,000	79,200

Amgen, Inc. sr. unsec. notes 3.45s, 2020		500,000	514,791

Amgen, Inc. sr. unsec. unsub. notes 2 1/8s, 2017		525,000	528,204

AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037 (United Kingdom)		99,000	123,604

AstraZeneca PLC sr. unsec. unsub. notes 5.9s, 2017 (United Kingdom)		525,000	562,297

Biogen, Inc. sr. unsec. sub. notes 3 5/8s, 2022		705,000	712,809

Centene Corp. sr. unsec. unsub. notes 4 3/4s, 2022		65,000	62,888

CHS/Community Health Systems, Inc. company guaranty sr. notes 5 1/8s, 2021		25,000	24,875

CHS/Community Health Systems, Inc. company guaranty sr. sub. notes 5 1/8s, 2018		10,000	10,050

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6 7/8s, 2022		10,000	9,488

Cigna Corp. sr. unsec. unsub. notes 4 1/2s, 2021		350,000	371,463

Concordia Healthcare Corp. 144A company guaranty sr. unsec. notes 7s, 2023 (Canada)		60,000	52,050

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6 5/8s, 2022		73,000	50,005

DPx Holdings BV 144A sr. unsec. sub. notes 7 1/2s, 2022 (Netherlands)		134,000	130,650

Endo Finance, LLC 144A company guaranty sr. unsec. notes 5 3/4s, 2022		23,000	22,310

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5 7/8s, 2023		40,000	39,000

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6 1/4s, 2022		45,000	44,775

HCA, Inc. company guaranty sr. notes 6 1/2s, 2020		160,000	174,400

HCA, Inc. company guaranty sr. sub. notes 5s, 2024		170,000	169,575

HCA, Inc. company guaranty sr. sub. notes 3 3/4s, 2019		90,000	90,900

HCA, Inc. company guaranty sr. unsec. unsub. notes 7 1/2s, 2022		14,000	15,470

HCA, Inc. company guaranty sr. unsec. unsub. notes 5 3/8s, 2025		15,000	14,813

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6 3/8s, 2023		60,000	58,500

JLL/Delta Dutch Pledgeco BV 144A sr. unsec. notes 8 3/4s, 2020 (Netherlands)(PIK)		45,000	43,425

Johnson & Johnson sr. unsec. notes 5.15s, 2018		329,000	359,763

Kinetic Concepts, Inc./KCI USA, Inc. company guaranty sub. notes 10 1/2s, 2018		88,000	85,800

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5 1/2s, 2025 (Luxembourg)		40,000	36,800

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5 1/4s, 2023		30,000	30,150

Merck & Co., Inc. sr. unsec. unsub. notes 1.3s, 2018		453,000	451,937

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2022		50,000	50,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4 1/2s, 2027(R)		680,000	646,000

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95s, 2024(R)		220,000	222,184

Service Corp. International/US sr. unsec. notes 5 3/8s, 2022		54,000	56,295

Service Corp. International/US sr. unsec. unsub. notes 5 3/8s, 2024		284,000	292,520

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6 1/2s, 2023		40,000	38,200

Tenet Healthcare Corp. company guaranty sr. bonds 4 1/2s, 2021		19,000	18,525

Tenet Healthcare Corp. company guaranty sr. bonds 4 3/8s, 2021		29,000	27,985

Tenet Healthcare Corp. company guaranty sr. notes 6 1/4s, 2018		63,000	66,308

Tenet Healthcare Corp. company guaranty sr. sub. notes 6s, 2020		60,000	63,150

Tenet Healthcare Corp. 144A company guaranty sr. FRN 4.012s, 2020		60,000	58,500

UnitedHealth Group, Inc. sr. unsec. notes 6s, 2018		235,000	255,589

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041		345,000	353,171

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95s, 2042		540,000	502,830

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2 3/4s, 2023		535,000	523,638

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 7s, 2020		17,000	16,958

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 3/8s, 2020		73,000	70,445

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6 1/8s, 2025		55,000	49,088

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 7/8s, 2023		60,000	53,550

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2021		4,000	3,680

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		25,000	22,000

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5 3/8s, 2020		60,000	56,400

WellCare Health Plans, Inc. sr. unsec. sub. notes 5 3/4s, 2020		70,000	72,100

			11,559,498
Technology (0.9%)

ACI Worldwide, Inc. 144A company guaranty sr. unsec. unsub. notes 6 3/8s, 2020		70,000	72,100

Apple, Inc. sr. unsec. notes 3.45s, 2024		275,000	284,988

Apple, Inc. sr. unsec. notes 2.1s, 2019		25,000	25,299

Apple, Inc. sr. unsec. unsub. notes 4 3/8s, 2045		350,000	353,399

Apple, Inc. sr. unsec. unsub. notes 3.85s, 2043		453,000	418,389

Avaya, Inc. 144A company guaranty notes 10 1/2s, 2021		79,000	26,860

Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		97,000	71,780

Cisco Systems, Inc. sr. unsec. unsub. notes 3.15s, 2017		595,000	609,661

Cisco Systems, Inc. sr. unsec. unsub. notes 1.1s, 2017		238,000	238,200

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6s, 2025		45,000	43,313

eBay, Inc. sr. unsec. unsub. notes 1.35s, 2017		525,000	520,846

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022		76,000	78,990

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7s, 2023		110,000	110,000

First Data Corp. 144A notes 5 3/4s, 2024		80,000	78,800

First Data Corp. 144A sr. notes 5 3/8s, 2023		60,000	60,300

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 6s, 2022		39,000	40,853

Freescale Semiconductor, Inc. 144A company guaranty sr. notes 5s, 2021		24,000	24,540

Honeywell International, Inc. sr. unsec. unsub. notes 5 3/8s, 2041		255,000	303,056

Honeywell International, Inc. sr. unsec. unsub. notes 4 1/4s, 2021		150,000	163,992

IBM Corp. sr. unsec. unsub. notes 1 7/8s, 2022		675,000	636,801

Infor US, Inc. 144A company guaranty sr. notes 5 3/4s, 2020		22,000	22,165

Infor US, Inc. 144A company guaranty sr. unsec. notes 6 1/2s, 2022		195,000	164,775

Intel Corp. sr. unsec. unsub. notes 1.35s, 2017		525,000	525,698

Iron Mountain, Inc. company guaranty sr. unsec. notes 6s, 2023(R)		77,000	79,695

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6s, 2020(R)		30,000	31,650

Jabil Circuit, Inc. sr. unsec. sub. notes 8 1/4s, 2018		50,000	55,063

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		85,000	82,663

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5 1/4s, 2023		65,000	58,338

Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019		475,000	513,465

Oracle Corp. sr. unsec. unsub. notes 5 3/8s, 2040		310,000	344,859

Oracle Corp. sr. unsec. unsub. notes 2 1/2s, 2022		200,000	195,291

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5 1/2s, 2023		70,000	69,650

SoftBank Corp. 144A company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (Japan)		200,000	199,000

Syniverse Holdings, Inc. company guaranty sr. unsec. notes 9 1/8s, 2019		34,000	15,385

Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019		164,000	175,611

Zebra Technologies Corp. sr. unsec. unsub. bonds 7 1/4s, 2022		100,000	104,500

			6,799,975
Transportation (0.2%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6 3/8s, 2023		165,000	146,025

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.4s, 2041		65,000	70,694

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5 3/4s, 2040		300,000	337,861

CSX Corp. sr. unsec. unsub. notes 4.1s, 2044		370,000	335,204

Delta Air Lines, Inc. sr. notes Ser. A, 7 3/4s, 2019		80,229	90,057

FedEx Corp. company guaranty sr. unsec. unsub. notes 2 5/8s, 2022		75,000	73,225

United Airlines 2014-2 Class A Pass Through Trust sr. notes Ser. A, 3 3/4s, 2026		260,000	261,950

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022		83,407	88,412

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6 3/8s, 2023		173,000	170,405

			1,573,833
Utilities and power (1.5%)

AES Corp./Virginia (The) sr. unsec. notes 8s, 2020		60,000	66,000

AES Corp./Virginia (The) sr. unsec. notes 5 1/2s, 2025		440,000	387,200

AES Corp./Virginia (The) sr. unsec. notes 4 7/8s, 2023		20,000	17,400

AES Corp./Virginia (The) sr. unsec. unsub. notes 7 3/8s, 2021		100,000	101,500

Appalachian Power Co. sr. unsec. unsub. notes 4.6s, 2021		245,000	261,291

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042		60,000	61,689

Beaver Valley II Funding Corp. sr. bonds 9s, 2017		35,000	37,100

Calpine Corp. sr. unsec. sub. notes 5 3/4s, 2025		100,000	88,250

Calpine Corp. 144A company guaranty sr. notes 6s, 2022		13,000	13,358

Calpine Corp. 144A company guaranty sr. sub. notes 5 7/8s, 2024		10,000	10,250

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85s, 2037		25,000	21,762

Commonwealth Edison Co. 1st mtge. bonds 5.9s, 2036		208,000	250,955

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7 1/8s, 2018		402,000	458,916

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042		205,000	196,599

DPL, Inc. sr. unsec. sub. notes 6 1/2s, 2016		13,000	13,000

Duke Energy Corp. sr. unsec. unsub. notes 2.15s, 2016		435,000	438,132

Dynegy, Inc. company guaranty sr. unsec. notes 7 3/8s, 2022		5,000	4,350

Dynegy, Inc. company guaranty sr. unsec. notes 6 3/4s, 2019		90,000	84,600

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7 5/8s, 2024		5,000	4,274

EDP Finance BV 144A sr. unsec. unsub. notes 5 1/4s, 2021 (Netherlands)		200,000	206,672

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 5/8s, perpetual maturity (France)		835,000	792,165

Electricite de France (EDF) 144A jr. unsec. sub. FRN 5 1/4s, perpetual maturity (France)		1,180,000	1,115,100

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)		70,000	85,989

Electricite de France (EDF) 144A sr. unsec. notes 6 1/2s, 2019 (France)		245,000	274,047

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11 3/4s, 2022 (In default)(NON)		39,671	42,250

Energy Transfer Equity LP company guaranty sr. notes 7 1/2s, 2020		34,000	31,450

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042		140,000	114,291

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022		120,000	111,279

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042		375,000	299,808

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7 3/4s, 2022		75,000	38,250

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 6 3/8s, 2023		30,000	15,000

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9 3/8s, 2020		132,000	82,665

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023		196,000	199,409

GenOn Energy, Inc. sr. unsec. sub. notes 9 7/8s, 2020		57,000	42,180

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018		225,000	242,792

Kansas Gas and Electric Co. sr. bonds 5.647s, 2021		40,512	40,765

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.4s, 2044		115,000	86,908

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3 1/2s, 2021		505,000	460,008

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45s, 2023		210,000	174,397

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7 3/4s, 2032		17,000	16,132

MidAmerican Funding, LLC sr. bonds 6.927s, 2029		430,000	548,725

Nevada Power Co. mtge. notes 7 1/8s, 2019		310,000	354,542

NiSource Finance Corp. company guaranty sr. unsec. notes 6 1/8s, 2022		130,000	148,802

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7 7/8s, 2021		110,000	103,125

NRG Yield Operating, LLC company guaranty sr. unsec. notes 5 3/8s, 2024		25,000	20,719

NSTAR Electric Co. sr. unsec. unsub. notes 2 3/8s, 2022 (Canada)		350,000	336,989

Oncor Electric Delivery Co., LLC sr. notes 5.3s, 2042		110,000	114,484

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022		135,000	140,294

Oncor Electric Delivery Co., LLC sr. notes 3 3/4s, 2045		560,000	465,434

Pacific Gas & Electric Co. sr. unsec. bonds 6.05s, 2034		153,000	180,271

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016		985,000	1,009,738

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.2s, 2022		465,000	489,797

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023		15,000	14,951

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5 1/2s, 2040		215,000	254,987

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, 6.974s, 2067		467,000	379,438

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. notes 5s, 2022		25,000	22,147

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 7/8s, 2022		53,000	49,956

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5 1/2s, 2023		34,000	30,572

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4 1/2s, 2023		24,000	20,763

Southern Star Central Corp. 144A sr. unsec. notes 5 1/8s, 2022		60,000	49,500

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11 1/2s, 2020 (In default)(NON)		54,000	17,955

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN 6.35s, 2067 (Canada)		155,000	117,025

Union Electric Co. sr. notes 6.4s, 2017		265,000	283,090

			12,141,487

Total corporate bonds and notes (cost $179,173,696)			$176,328,895

MORTGAGE-BACKED SECURITIES (5.1%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (0.6%)
Bellemeade Re Ltd. 144A FRB Ser. 15-1A, Class M1, 2.922, 2025 (Bermuda)		$518,000	$518,000

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK, 24.463s, 2037		128,099	201,077
IFB Ser. 2979, Class AS, 23.062s, 2034		6,981	7,821
IFB Ser. 3072, Class SB, 22.438s, 2035		217,024	326,860
IFB Ser. 3249, Class PS, 21.184s, 2036		177,384	257,118
IFB Ser. 3065, Class DC, 18.869s, 2035		208,776	305,502
IFB Ser. 2990, Class LB, 16.101s, 2034		184,821	242,298
Ser. 3391, PO, zero %, 2037		11,210	10,141
Ser. 3300, PO, zero %, 2037		71,425	61,954
Ser. 3206, Class EO, PO, zero %, 2036		7,112	6,293
Ser. 3326, Class WF, zero %, 2035		4,367	3,402

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 37.37s, 2036		44,040	82,953
IFB Ser. 06-8, Class HP, 23.021s, 2036		153,473	240,254
IFB Ser. 05-75, Class GS, 18.985s, 2035		74,165	101,339
IFB Ser. 05-106, Class JC, 18.817s, 2035		64,585	97,294
IFB Ser. 05-83, Class QP, 16.298s, 2034		33,188	42,989
Ser. 418, Class C15, IO, 3 1/2s, 2043		992,633	206,344
Ser. 13-1, Class MI, IO, 3s, 2043		1,649,241	176,337
Ser. 07-64, Class LO, PO, zero %, 2037		42,023	38,757
Ser. 07-14, Class KO, PO, zero %, 2037		34,434	31,514
Ser. 06-125, Class OX, PO, zero %, 2037		2,838	2,418
Ser. 06-84, Class OT, PO, zero %, 2036		4,720	4,012

Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5s, 2040		566,525	110,642
Ser. 10-9, Class QI, IO, 4 1/2s, 2040		118,255	21,191
Ser. 13-14, IO, 3 1/2s, 2042		1,357,087	153,269
Ser. 12-141, Class WI, IO, 3 1/2s, 2041		2,495,035	264,823
Ser. 15-124, Class NI, IO, 3 1/2s, 2039		2,211,625	302,506
Ser. 15-124, Class DI, IO, 3 1/2s, 2038		1,567,439	237,718
Ser. 15-H25, Class BI, IO, 2.223s, 2065		3,714,507	446,855
Ser. 15-H26, Class EI, IO, 1.711s, 2065		2,190,726	250,575
Ser. 06-36, Class OD, PO, zero %, 2036		3,932	3,338

			4,755,594
Commercial mortgage-backed securities (3.5%)

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.344s, 2051		11,355,344	63,344

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.428s, 2041		308,618	4,242
FRB Ser. 04-4, Class XC, IO, 0.17s, 2042		651,510	281
FRB Ser. 05-1, Class XW, IO, zero %, 2042		2,224,665	222

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 06-PW12, Class AJ, 5.752s, 2038		168,000	168,238
Ser. 05-T18, Class D, 5.134s, 2042		248,000	244,746
FRB Ser. 04-PR3I, Class X1, IO, 0.279s, 2041		361,433	2,422

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.51s, 2039		273,000	272,443
FRB Ser. 06-PW11, Class C, 5.51s, 2039		191,000	190,610
FRB Ser. 06-PW14, Class X1, IO, 0.643s, 2038		7,403,310	104,091

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.574s, 2047		196,000	200,345

Citigroup Commercial Mortgage Trust
FRB Ser. 06-C4, Class AJ, 5.811s, 2049		336,000	337,683
FRB Ser. 13-GC17, Class C, 5.105s, 2046		343,000	352,945
Ser. 14-GC21, Class AS, 4.026s, 2047		280,000	289,990
FRB Ser. 14-GC19, Class XA, IO, 1.308s, 2047		1,610,924	112,781

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.551s, 2049		59,780,346	338,357

COMM Mortgage Pass-Through Certificates
FRB Ser. 12-CR3, Class XA, IO, 2.113s, 2045		2,559,539	236,586
FRB Ser. 14-CR14, Class XA, IO, 0.869s, 2047		17,266,554	691,180

COMM Mortgage Trust
Ser. 07-C9, Class AJ, 5.65s, 2049		348,000	349,340
FRB Ser. 14-CR18, Class C, 4.738s, 2047		767,000	767,567
FRB Ser. 14-UBS6, Class C, 4.466s, 2047		579,000	546,152
FRB Ser. 12-CR1, Class XA, IO, 2.079s, 2045		6,716,018	585,244
FRB Ser. 13-LC13, Class XA, IO, 1.402s, 2046		4,101,608	244,087
FRB Ser. 14-LC15, Class XA, IO, 1.394s, 2047		10,056,308	701,930
FRB Ser. 14-CR18, Class XA, IO, 1.285s, 2047		2,292,881	154,540
FRB Ser. 14-CR17, Class XA, IO, 1.191s, 2047		4,291,795	268,801
FRB Ser. 14-UBS6, Class XA, IO, 1.073s, 2047		4,996,323	308,413

COMM Mortgage Trust 144A
FRB Ser. 12-CR2, Class E, 4.855s, 2045		250,000	244,033
Ser. 13-LC13, Class E, 3.719s, 2046		274,000	202,860
FRB Ser. 07-C9, Class AJFL, 0.98s, 2049		529,000	505,724
FRB Ser. 06-C8, Class XS, IO, 0.522s, 2046		26,901,074	83,257

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 1.974s, 2038		240,607	5

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049		118,384	118,384

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.465s, 2044		200,000	207,380

FFCA Secured Franchise Loan Trust 144A FRB Ser. 00-1, IO, 0.959s, 2020		395,195	5,999

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.931s, 2033		72,057	96

GCCFC Commercial Mortgage Trust FRB Ser. 05-GG3, Class E, 5.087s, 2042		159,027	158,779

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 3.081s, 2032		22,011	19,704

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.054s, 2045		5,578,158	—

GE Capital Commercial Mortgage Corp. Trust FRB Ser. 06-C1, Class AJ, 5.459s, 2044		585,000	585,000

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.527s, 2043		1,791,844	3,577

GS Mortgage Securities Corp. II FRB Ser. 13-GC10, Class XA, IO, 1.62s, 2046		6,628,106	547,614

GS Mortgage Securities Trust 144A
FRB Ser. 11-GC3, Class D, 5.642s, 2044		894,000	921,267
FRB Ser. 12-GC6, Class D, 5.631s, 2045		503,000	511,858
FRB Ser. 12-GC6, Class E, 5s, 2045		478,000	420,783
FRB Ser. 13-GC12, Class D, 4.476s, 2046		786,000	710,678
FRB Ser. 06-GG6, Class XC, IO, 0.025s, 2038		3,211,635	7

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C25, Class C, 4.449s, 2047		250,000	239,125
FRB Ser. 14-C25, Class XA, IO, 1.009s, 2047		1,640,847	99,107

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.42s, 2047		224,000	209,798

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 07-CB20, Class AJ, 6.078s, 2051		110,500	111,771
FRB Ser. 06-LDP7, Class B, 5.909s, 2045		251,000	124,747
FRB Ser. 05-LDP5, Class F, 5.522s, 2044		795,000	793,816
Ser. 06-LDP8, Class B, 5.52s, 2045		201,000	200,176
Ser. 06-LDP8, Class AJ, 5.48s, 2045		1,459,000	1,459,424
FRB Ser. 13-C10, Class C, 4.156s, 2047		455,000	432,114
FRB Ser. 13-C13, Class C, 4.054s, 2046		186,000	182,268
FRB Ser. 06-LDP8, Class X, IO, 0.502s, 2045		7,129,113	17,147

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 07-CB20, Class B, 6.178s, 2051		267,000	267,027
FRB Ser. 07-CB20, Class C, 6.178s, 2051		192,000	183,228
FRB Ser. 12-C6, Class E, 5.192s, 2045		333,000	317,882
FRB Ser. 05-CB12, Class X1, IO, 0.377s, 2037		970,696	3,810
FRB Ser. 06-LDP6, Class X1, IO, 0.116s, 2043		7,021,104	237

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031		49,802	51,695
Ser. 98-C4, Class H, 5.6s, 2035		118,220	120,970

LB-UBS Commercial Mortgage Trust
Ser. 06-C7, Class A2, 5.3s, 2038		58,356	58,331
Ser. 06-C1, Class AJ, 5.276s, 2041		251,000	253,008

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.308s, 2040		1,284,492	11,658
FRB Ser. 05-C2, Class XCL, IO, 0.195s, 2040		404,975	22

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.326s, 2048		508,000	439,110

Merrill Lynch Mortgage Investors Trust FRB Ser. 96-C2, Class JS, IO, zero %, 2028		288	—

Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3, 5.836s, 2050		23,646	23,628

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.468s, 2039		779,943	1,168
FRB Ser. 05-MCP1, Class XC, IO, 0.028s, 2043		524,888	3

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.729s, 2044		32,751	419
FRB Ser. 06-C4, Class X, IO, 5.96s, 2045		1,103,833	70,425
FRB Ser. 07-C5, Class X, IO, 5 1/2s, 2049		221,771	23,951

ML-CFC Commercial Mortgage Trust
FRB Ser. 06-2, Class AJ, 5.889s, 2046		184,000	185,711
FRB Ser. 06-2, Class AM, 5.889s, 2046		220,000	222,776

Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 13-C11, Class C, 4.414s, 2046		743,000	766,887
FRB Ser. 14-C17, Class XA, IO, 1.272s, 2047		7,570,161	505,762

Morgan Stanley Capital I Trust
FRB Ser. 07-T27, Class AJ, 5.645s, 2042		234,000	234,681
Ser. 07-HQ11, Class C, 5.558s, 2044		225,000	224,802
Ser. 07-HQ11, Class AJ, 5.508s, 2044		226,000	225,654

Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.178s, 2049		113,000	114,913

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8s, 2038		385,476	96,369

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C4, Class XA, IO, 1.816s, 2045		2,054,451	176,408
FRB Ser. 12-C2, Class XA, IO, 1.712s, 2063		10,034,151	638,263

Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C25, Class AJ, 5.767s, 2043		190,000	190,798

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C18, Class XC, IO, 0.139s, 2042		937,342	94
FRB Ser. 06-C26, Class XC, IO, 0.044s, 2045		6,516,853	847

Wells Fargo Commercial Mortgage Trust FRB Ser. 14-LC16, Class XA, IO, 1.464s, 2050		4,038,173	274,394

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.299s, 2046		658,000	603,646

WF-RBS Commercial Mortgage Trust
FRB Ser. 12-C7, Class C, 4.838s, 2045		666,000	686,506
Ser. 14-C19, Class C, 4.646s, 2047		160,000	161,168
Ser. 13-C18, Class AS, 4.387s, 2046		258,000	273,243
Ser. 13-UBS1, Class AS, 4.306s, 2046		195,000	205,573
Ser. 12-C8, Class AS, 3.66s, 2045		229,000	233,638
Ser. 13-C12, Class AS, 3.56s, 2048		257,000	259,046

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class E, 5.634s, 2044		642,000	667,564
FRB Ser. 11-C2, Class D, 5.541s, 2044		291,000	305,579
Ser. 11-C4, Class E, 5.265s, 2044		482,000	499,063
FRB Ser. 13-UBS1, Class D, 4.63s, 2046		748,000	684,472
FRB Ser. 12-C10, Class D, 4.454s, 2045		218,000	202,331
Ser. 14-C19, Class D, 4.234s, 2047		128,000	107,454
FRB Ser. 12-C10, Class XA, IO, 1.747s, 2045		3,625,771	297,748
FRB Ser. 13-C12, Class XA, IO, 1.441s, 2048		1,093,856	73,190
FRB Ser. 12-C9, Class XB, IO, 0.707s, 2045		6,676,000	288,403

			27,886,633
Residential mortgage-backed securities (non-agency) (1.0%)

BCAP, LLC Trust 144A
FRB Ser. 14-RR1, Class 2A2, 2.435s, 2036		350,000	293,860
FRB Ser. 15-RR5, Class 2A3, 1.313s, 2046		120,000	92,100

Countrywide Alternative Loan Trust
FRB Ser. 05-27, Class 2A2, 1.857s, 2035		284,569	231,578
FRB Ser. 05-27, Class 2A1, 1.607s, 2035		193,188	157,735
FRB Ser. 05-27, Class 1A1, 1.247s, 2035		237,538	192,061
FRB Ser. 06-OA7, Class 1A2, 1.197s, 2046		1,052,209	838,295
FRB Ser. 05-38, Class A3, 0.772s, 2035		847,183	710,483
FRB Ser. 05-59, Class 1A1, 0.743s, 2035		484,034	384,396
FRB Ser. 06-OC2, Class 2A3, 0.712s, 2036		229,885	205,747
FRB Ser. 06-OA2, Class A5, 0.632s, 2046		794,941	600,181

Countrywide Asset-Backed Certificates Trust
Ser. 04-13, Class MF2, 5.093s, 2035		218,711	194,652
FRB Ser. 05-2, Class M4, 1.487s, 2035		708,000	615,960

CSMC Trust 144A FRB Ser. 09-14R, Class 4A10, 2.842s, 2035		225,000	196,116

GreenPoint Mortgage Funding Trust FRB Ser. 05-HY1, Class M1, 0.972s, 2035		500,000	361,600

Morgan Stanley Resecuritization Trust 144A
FRB Ser. 15-R7, Class 2B, 2.616s, 2035		584,869	298,283
Ser. 15-R4, Class CB1, 0.598s, 2047		100,000	75,750

Nomura Resecuritization Trust 144A FRB Ser. 14-3R, Class 3A9, 0.74s, 2035		839,000	704,760

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR19, Class A1C3, 0.922s, 2045		175,156	148,007
FRB Ser. 05-AR13, Class A1C3, 0.912s, 2045		322,268	263,652
FRB Ser. 05-AR9, Class A1C3, 0.902s, 2045		545,150	496,087
FRB Ser. 05-AR11, Class A1B3, 0.822s, 2045		588,842	520,300

			7,581,603

Total mortgage-backed securities (cost $40,191,107)			$40,223,830

ASSET-BACKED SECURITIES (2.4%)(a)
		Principal amount	Value

Station Place Securitization Trust
FRB Ser. 15-4, Class A, 1.402s, 2017		$1,320,000	$1,320,000
FRB Ser. 15-2, Class A, 1.235s, 2017		1,726,000	1,726,000
FRB Ser. 14-3, Class A, 1.056s, 2016		9,934,000	9,934,000

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016		6,199,000	6,199,000

Total asset-backed securities (cost $19,179,000)			$19,179,000

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds 7s, 2017 (Argentina)		$285,000	$290,344

Argentina (Republic of) sr. unsec. unsub. notes Ser. LOC, 8.28s, 2033 (Argentina)		737,472	748,534

Argentina (Republic of) sr. unsec. unsub. notes Ser. NY, 8.28s, 2033 (Argentina) (In default)(NON)		525,764	602,000

Brazil (Federal Republic of) unsec. notes 10s, 2021 (Brazil) (units)	BRL	4,564	918,302

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10 7/8s, 2021 (Argentina)		$450,000	469,688

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9 3/8s, 2018 (Argentina)		650,000	657,313

Colombia (Republic of) sr. unsec. unsub. bonds 5s, 2045 (Colombia)		200,000	168,500

Croatia (Republic of) 144A sr. unsec. unsub. notes 6s, 2024 (Croatia)		200,000	208,832

Indonesia (Republic of) 144A sr. unsec. notes 5 1/4s, 2042 (Indonesia)		320,000	288,962

Indonesia (Republic of) 144A sr. unsec. notes 4 3/4s, 2026 (Indonesia)		200,000	197,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95s, 2046 (Indonesia)		200,000	197,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3 3/8s, 2023 (Indonesia)		200,000	185,750

Peru (Republic of) sr. unsec. unsub. bonds 4 1/8s, 2027 (Peru)		385,000	380,089

Russia (Federation of) 144A sr. unsec. unsub. bonds 5 5/8s, 2042 (Russia)		200,000	188,700

South Africa (Republic of) sr. unsec. unsub. notes 4.665s, 2024 (South Africa)		460,000	437,575

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85s, 2025 (Sri Lanka)		200,000	186,000

Venezuela (Bolivarian Republic of) sr. unsec. bonds 5 3/4s, 2016 (Venezuela)		485,000	432,423

Total foreign government and agency bonds and notes (cost $7,682,775)			$6,557,012

INVESTMENT COMPANIES (0.2%)(a)
		Shares	Value

Hercules Technology Growth Capital, Inc.		3,184	$38,813

iShares MSCI EAFE ETF		18,330	1,076,888

iShares Russell 2000 Growth ETF		804	112,086

Medley Capital Corp.		6,723	50,557

Solar Capital, Ltd.		2,631	43,227

Total investment companies (cost $1,351,066)			$1,321,571

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B7, 6 1/4s, 2020		$138,756	$96,204

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11 1/4s, 2017		550,805	481,036

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B7, 10 3/4s, 2017		39,800	32,935

Caesars Growth Properties Holdings, LLC bank term loan FRN 6 1/4s, 2021		147,750	128,912

CPG International, Inc. bank term loan FRN Ser. B, 4 3/4s, 2020		79,239	74,088

Gates Global, LLC/Gates Global Co. bank term loan FRN 4 1/4s, 2021		69,385	64,933

Getty Images, Inc. bank term loan FRN Ser. B, 4 3/4s, 2019		64,501	40,273

Neiman Marcus Group, Ltd., Inc. bank term loan FRN 4 1/4s, 2020		83,093	73,342

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017		82,302	24,974

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.676s, 2017		845	256

Total senior loans (cost $1,227,319)			$1,016,953

PREFERRED STOCKS (—%)(a)
		Shares	Value

GMAC Capital Trust I Ser. 2, $2.031 cum. ARP		2,035	$51,608

HSBC USA, Inc. $0.88 pfd.		7,650	168,912

M/I Homes, Inc. Ser. A, $2.438 pfd.		2,202	55,997

Total preferred stocks (cost $264,200)			$276,517

CONVERTIBLE PREFERRED STOCKS (—%)(a)
		Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)		5,720	$136,111

Total convertible preferred stocks (cost $104,547)			$136,111

CONVERTIBLE BONDS AND NOTES (—%)(a)
		Principal amount	Value

iStar, Inc. cv. sr. unsec. unsub. notes 3s, 2016(R)		$27,000	$29,042

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8s, 2018		59,000	91,782

Navistar International Corp. cv. sr. unsec. sub. bonds 4 1/2s, 2018		24,000	11,835

Total convertible bonds and notes (cost $100,861)			$132,659

SHORT-TERM INVESTMENTS (31.0%)(a)
		Principal amount/shares	Value

Federal Home Loan Banks unsec. discount notes 0.31%, January 26, 2016		$10,150,000	$10,149,066

Federal Home Loan Banks unsec. discount notes 0.40%, February 3, 2016		4,100,000	4,099,147

Putnam Cash Collateral Pool, LLC 0.44%(d)	Shares	7,277,999	7,277,999

Putnam Money Market Liquidity Fund 0.27%(AFF)	Shares	50,030,074	50,030,074

Putnam Short Term Investment Fund 0.33%(AFF)	Shares	164,959,699	164,959,699

SSgA Prime Money Market Fund Class N 0.19%(P)	Shares	11,000	11,000

U.S. Treasury Bills 0.03%, February 4, 2016(SEGCCS)		$954,000	953,917

U.S. Treasury Bills 0.06%, January 7, 2016(SEGCCS)		520,000	519,998

U.S. Treasury Bills 0.07%, April 14, 2016(SEG)(SEGSF)(SEGCCS)		3,946,000	3,943,959

U.S. Treasury Bills 0.07%, April 7, 2016(SEG)		2,266,000	2,265,113

U.S. Treasury Bills 0.09%, January 14, 2016(SEGSF)(SEGCCS)		279,000	278,991

U.S. Treasury Bills 0.15%, February 11, 2016(SEG)(SEGSF)(SEGCCS)		544,000	543,924

U.S. Treasury Bills 0.16%, February 18, 2016(SEG)(SEGCCS)		151,000	150,979

Total short-term investments (cost $245,183,743)			$245,183,866

TOTAL INVESTMENTS

Total investments (cost $962,290,597)(b)			$982,383,051

FORWARD CURRENCY CONTRACTS at 12/31/15 (aggregate face value $32,751,413) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	1/20/16	$290,030	$290,252	$222
	Canadian Dollar	Sell	1/20/16	496,221	504,009	7,788
	Euro	Sell	3/16/16	590,075	588,636	(1,439)
	Mexican Peso	Buy	1/20/16	476,210	479,565	(3,355)
	New Taiwan Dollar	Buy	2/17/16	2,665	2,687	(22)
	New Zealand Dollar	Buy	1/20/16	299,513	282,971	16,542
	New Zealand Dollar	Sell	1/20/16	295,686	292,227	(3,459)
	Norwegian Krone	Sell	3/16/16	481,850	489,741	7,891
	Swedish Krona	Buy	3/16/16	291,976	294,938	(2,962)
Barclays Bank PLC
	Australian Dollar	Sell	1/20/16	7,937	12,005	4,068
	British Pound	Buy	3/16/16	283,375	291,465	(8,090)
	Canadian Dollar	Sell	1/20/16	312,577	298,733	(13,844)
	Euro	Sell	3/16/16	472,060	441,903	(30,157)
	Hong Kong Dollar	Buy	2/17/16	267,862	267,849	13
	Mexican Peso	Buy	1/20/16	424,000	426,510	(2,510)
	New Zealand Dollar	Buy	1/20/16	439,327	405,811	33,516
	Singapore Dollar	Buy	2/17/16	170,571	172,409	(1,838)
	Swedish Krona	Buy	3/16/16	2,920	1,199	1,721
	Swiss Franc	Buy	3/16/16	483,488	471,646	11,842
Citibank, N.A.
	Canadian Dollar	Sell	1/20/16	1,008,268	1,027,610	19,342
	Danish Krone	Sell	3/16/16	322,045	315,419	(6,626)
	Euro	Sell	3/16/16	483,818	473,439	(10,379)
	Japanese Yen	Sell	2/17/16	13,802	11,961	(1,841)
	Mexican Peso	Buy	1/20/16	548,648	553,745	(5,097)
	New Zealand Dollar	Buy	1/20/16	299,376	292,549	6,827
	Singapore Dollar	Sell	2/17/16	580,591	580,637	46
Credit Suisse International
	Australian Dollar	Sell	1/20/16	352,361	362,366	10,005
	British Pound	Sell	3/16/16	237,964	240,868	2,904
	Canadian Dollar	Sell	1/20/16	472,587	462,554	(10,033)
	Euro	Sell	3/16/16	663,345	618,685	(44,660)
	Indian Rupee	Sell	2/17/16	20,319	16,115	(4,204)
	New Taiwan Dollar	Sell	2/17/16	584,029	579,935	(4,094)
	New Zealand Dollar	Buy	1/20/16	104,484	97,395	7,089
	Norwegian Krone	Sell	3/16/16	336,971	340,645	3,674
	Swiss Franc	Buy	3/16/16	314,948	307,420	7,528
Deutsche Bank AG
	Czech Koruna	Sell	3/16/16	540,413	529,621	(10,792)
	Norwegian Krone	Sell	3/16/16	325,614	333,229	7,615
Goldman Sachs International
	British Pound	Buy	3/16/16	229,855	235,138	(5,283)
	Canadian Dollar	Buy	1/20/16	393,666	415,434	(21,768)
	Euro	Buy	3/16/16	286,001	287,643	(1,642)
	Japanese Yen	Buy	2/17/16	540,155	527,118	13,037
	New Taiwan Dollar	Sell	2/17/16	584,029	583,478	(551)
	Singapore Dollar	Sell	2/17/16	580,520	580,718	198
HSBC Bank USA, National Association
	British Pound	Sell	3/16/16	579,872	591,055	11,183
	Canadian Dollar	Sell	1/20/16	214,504	224,217	9,713
	Japanese Yen	Sell	2/17/16	304,600	304,056	(544)
JPMorgan Chase Bank N.A.
	Australian Dollar	Sell	1/20/16	8,082	8,541	459
	Canadian Dollar	Sell	1/20/16	709,351	715,182	5,831
	Euro	Sell	3/16/16	298,413	291,976	(6,437)
	Indian Rupee	Buy	2/17/16	539,048	538,055	993
	Mexican Peso	Buy	1/20/16	288,426	311,065	(22,639)
	New Taiwan Dollar	Sell	2/17/16	523,532	527,843	4,311
	New Zealand Dollar	Buy	1/20/16	195,165	181,900	13,265
	Norwegian Krone	Sell	3/16/16	676,426	688,852	12,426
	Singapore Dollar	Sell	2/17/16	580,520	583,151	2,631
	South Korean Won	Sell	2/17/16	586,387	578,512	(7,875)
	Swedish Krona	Buy	3/16/16	159,527	155,029	4,498
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/20/16	301,243	305,924	(4,681)
	British Pound	Buy	3/16/16	402,651	406,251	(3,600)
	Canadian Dollar	Sell	1/20/16	482,994	472,550	(10,444)
	Euro	Sell	3/16/16	1,309,270	1,270,677	(38,593)
	Japanese Yen	Buy	2/17/16	55,115	52,208	2,907
	New Zealand Dollar	Buy	1/20/16	829,726	850,103	(20,377)
	Norwegian Krone	Sell	3/16/16	196,145	199,920	3,775
	Swedish Krona	Sell	3/16/16	573,448	563,783	(9,665)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/20/16	620,546	597,716	22,830
	Canadian Dollar	Buy	1/20/16	362,444	382,839	(20,395)
	Japanese Yen	Sell	2/17/16	729,160	727,854	(1,306)
	South Korean Won	Sell	2/17/16	586,387	587,444	1,057
UBS AG
	Australian Dollar	Buy	1/20/16	926,086	902,545	23,541
	British Pound	Buy	3/16/16	1,685,358	1,726,399	(41,041)
	Canadian Dollar	Buy	1/20/16	554,544	575,274	(20,730)
	Japanese Yen	Buy	2/17/16	574,489	570,555	3,934
WestPac Banking Corp.
	Canadian Dollar	Sell	1/20/16	1,053,069	1,071,659	18,590

Total						$(99,161)

FUTURES CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro STOXX 50 Index (Long)	147	$5,243,068	Mar-16	$64,300
MSCI EAFE Index Mini (Short)	227	19,274,570	Mar-16	(251,289)
Russell 2000 Index Mini (Short)	58	6,562,700	Mar-16	32,364
S&P 500 Index (Long)	19	9,668,150	Mar-16	(28,646)
S&P 500 Index E-Mini (Long)	76	7,734,520	Mar-16	72,965
S&P 500 Index E-Mini (Short)	444	45,185,880	Mar-16	(37,982)
S&P Mid Cap 400 Index E-Mini (Long)	10	1,393,500	Mar-16	(9,235)
S&P Mid Cap 400 Index E-Mini (Short)	39	5,434,650	Mar-16	17,373
U.S. Treasury Bond 30 yr (Long)	70	10,762,500	Mar-16	8,979
U.S. Treasury Bond 30 yr (Short)	1	153,750	Mar-16	(80)
U.S. Treasury Bond Ultra 30 yr (Long)	136	21,581,500	Mar-16	125,979
U.S. Treasury Bond Ultra 30 yr (Short)	3	476,063	Mar-16	(2,331)
U.S. Treasury Note 2 yr (Long)	340	73,859,688	Mar-16	(115,458)
U.S. Treasury Note 2 yr (Short)	44	9,558,313	Mar-16	16,100
U.S. Treasury Note 5 yr (Long)	577	68,270,821	Mar-16	(182,562)
U.S. Treasury Note 5 yr (Short)	46	5,442,734	Mar-16	16,080
U.S. Treasury Note 10 yr (Long)	195	24,551,719	Mar-16	(110,261)

Total				$(383,704)

TBA SALE COMMITMENTS OUTSTANDING at 12/31/15 (proceeds receivable $29,995,703) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 3s, January 1, 2046	$30,000,000	1/13/16	$29,992,968

Total			$29,992,968

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

	$860,000		$(12)	9/29/25	2.162%	3 month USD-LIBOR-BBA	$(4,564)
	728,000		(10)	9/30/25	2.07%	3 month USD-LIBOR-BBA	2,375
	391,000		(5)	11/12/25	2.2225%	3 month USD-LIBOR-BBA	(2,891)
	24,677,000	(E)	(5,533)	3/16/21	1.70%	3 month USD-LIBOR-BBA	105,564
	31,100,000	(E)	(3,379)	3/16/21	3 month USD-LIBOR-BBA	1.70%	(143,392)
	18,571,000	(E)	16,989	3/16/26	2.20%	3 month USD-LIBOR-BBA	66,091
	11,300,000	(E)	(10,656)	3/16/26	3 month USD-LIBOR-BBA	2.20%	(40,533)
	3,900,000	(E)	(29,755)	3/16/46	3 month USD-LIBOR-BBA	2.65%	(18,983)
	1,217,000	(E)	4,668	3/16/46	2.65%	3 month USD-LIBOR-BBA	1,307
	45,737,000	(E)	47,278	3/16/18	1.20%	3 month USD-LIBOR-BBA	129,147
	49,300,000	(E)	(51,431)	3/16/18	3 month USD-LIBOR-BBA	1.20%	(139,680)

	Total		$(31,846)	$(45,559)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$47,623	$—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$76
	508,766	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,055
	149,938	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	311
	3,310	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	12
	318,790	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	148
	31,158	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(58)
	136,585	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(334)
	71,376	—	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	151
	296,838	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	32
	54,329	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(3)
	1,105,835	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(64)
	339,808	(160)	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,188)
Citibank, N.A.
	476,480	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	(28)
baskets	204	—	12/16/16	(3 month USD-LIBOR-BBA plus 0.42%)	A basket (CGPUTQL2) of common stocks	218,376
units	4,663	—	11/23/16	3 month USD-LIBOR-BBA plus 0.10%	Russell 1000 Total Return Index	(306,293)
Credit Suisse International
	$467,192	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	969
	208,209	—	1/12/45	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	898
Goldman Sachs International
	65,658	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	246
	10,352	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	38
	118,413	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	190
	118,413	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	190
	791,262	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,640
	122,336	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	254
	565,184	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,526
	16,551	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(59)
	19,921	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(70)
	655,978	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	1,360
	366,831	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,299)

Total		$(160)	$(81,924)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$957	$14,000	5/11/63	300 bp	$526
	CMBX NA BBB- Index	BBB-/P	1,868	31,000	5/11/63	300 bp	913
	CMBX NA BBB- Index	BBB-/P	3,828	62,000	5/11/63	300 bp	1,917
	CMBX NA BBB- Index	BBB-/P	3,648	64,000	5/11/63	300 bp	1,676
	Credit Suisse International
	CMBX NA BB Index	—	(13,997)	793,000	5/11/63	(500 bp)	19,886
	CMBX NA BBB- Index	BBB-/P	2,761	252,000	5/11/63	300 bp	(5,005)
	CMBX NA BBB- Index	BBB-/P	5,327	368,000	5/11/63	300 bp	(6,013)
	CMBX NA BBB- Index	BBB-/P	8,090	616,000	5/11/63	300 bp	(10,893)
	CMBX NA BBB- Index	BBB-/P	697	12,000	1/17/47	300 bp	26
	CMBX NA BBB- Index	BBB-/P	1,368	34,000	1/17/47	300 bp	(533)
	CMBX NA BBB- Index	BBB-/P	1,477	35,000	1/17/47	300 bp	(481)
	CMBX NA BBB- Index	BBB-/P	1,009	35,000	1/17/47	300 bp	(948)
	CMBX NA BBB- Index	BBB-/P	3,053	52,000	1/17/47	300 bp	145
	CMBX NA BBB- Index	BBB-/P	2,998	104,000	1/17/47	300 bp	(2,818)
	CMBX NA BBB- Index	BBB-/P	6,283	150,000	1/17/47	300 bp	(2,105)
	CMBX NA BBB- Index	BBB-/P	10,464	294,000	1/17/47	300 bp	(5,976)
	CMBX NA BBB- Index	BBB-/P	17,562	512,000	1/17/47	300 bp	(11,067)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(187)	27,000	5/11/63	300 bp	(1,019)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(419)
	CMBX NA BBB- Index	BBB-/P	29	8,000	1/17/47	300 bp	(419)
	CMBX NA BBB- Index	BBB-/P	73	17,000	1/17/47	300 bp	(878)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(890)
	CMBX NA BBB- Index	BBB-/P	61	17,000	1/17/47	300 bp	(890)
	CMBX NA BBB- Index	BBB-/P	71	18,000	1/17/47	300 bp	(936)
	CMBX NA BB Index	—	(804)	94,000	5/11/63	(500 bp)	3,212
	CMBX NA BB Index	—	(710)	67,000	5/11/63	(500 bp)	2,152
	CMBX NA BB Index	—	555	33,000	5/11/63	(500 bp)	1,965
	CMBX NA BB Index	—	678	30,000	5/11/63	(500 bp)	1,960
	CMBX NA BB Index	—	297	29,000	5/11/63	(500 bp)	1,536
	CMBX NA BB Index	—	34	28,000	5/11/63	(500 bp)	1,230
	CMBX NA BB Index	—	(230)	24,000	5/11/63	(500 bp)	795
	CMBX NA BB Index	—	(46)	23,000	1/17/47	(500 bp)	1,452
	CMBX NA BBB- Index	BBB-/P	(47)	5,000	5/11/63	300 bp	(201)
	CMBX NA BBB- Index	BBB-/P	(201)	20,000	5/11/63	300 bp	(817)
	CMBX NA BBB- Index	BBB-/P	(80)	20,000	5/11/63	300 bp	(697)
	CMBX NA BBB- Index	BBB-/P	(169)	21,000	5/11/63	300 bp	(816)
	CMBX NA BBB- Index	BBB-/P	(400)	24,000	5/11/63	300 bp	(1,140)
	CMBX NA BBB- Index	BBB-/P	(305)	28,000	5/11/63	300 bp	(1,168)
	CMBX NA BBB- Index	BBB-/P	280	47,000	5/11/63	300 bp	(1,168)
	CMBX NA BBB- Index	BBB-/P	594	52,000	5/11/63	300 bp	(1,008)
	CMBX NA BBB- Index	BBB-/P	(562)	56,000	5/11/63	300 bp	(2,287)
	CMBX NA BBB- Index	BBB-/P	119	4,000	1/17/47	300 bp	(105)
	CMBX NA BBB- Index	BBB-/P	478	15,000	1/17/47	300 bp	(361)
	CMBX NA BBB- Index	BBB-/P	1,510	35,000	1/17/47	300 bp	(447)
	CMBX NA BBB- Index	BBB-/P	1,409	35,000	1/17/47	300 bp	(548)
	CMBX NA BBB- Index	BBB-/P	1,409	35,000	1/17/47	300 bp	(548)
	CMBX NA BBB- Index	BBB-/P	738	35,000	1/17/47	300 bp	(1,219)
	CMBX NA BBB- Index	BBB-/P	1,496	36,000	1/17/47	300 bp	(517)
	CMBX NA BBB- Index	BBB-/P	1,545	51,000	1/17/47	300 bp	(1,306)
	CMBX NA BBB- Index	BBB-/P	1,766	59,000	1/17/47	300 bp	(1,533)
	JPMorgan Securities LLC
	CMBX NA BBB- Index	—	(377)	70,000	5/11/63	(300 bp)	1,781
	CMBX NA BBB- Index	—	(1,632)	68,000	5/11/63	(300 bp)	464
	CMBX NA BBB- Index	—	(876)	34,000	5/11/63	(300 bp)	172
	CMBX NA BBB- Index	BBB-/P	1,881	34,000	1/17/47	300 bp	(20)
	CMBX NA BBB- Index	BBB-/P	3,586	68,000	1/17/47	300 bp	(216)
	CMBX NA BBB- Index	BBB-/P	1,830	70,000	1/17/47	300 bp	(2,081)

	Total		$71,296	$(27,685)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 12/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 25 Index	B+/P	$(55,880)	$7,118,000	12/20/20	500 bp	$26,246
	NA IG Series 25 Index	BBB+/P	(321,996)	58,700,000	12/20/20	100 bp	16,618

	Total		$(377,876)	$42,864

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2015 through December 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $791,377,591.
(b)	The aggregate identified cost on a tax basis is $965,752,187, resulting in gross unrealized appreciation and depreciation of $46,436,170 and $29,805,306, respectively, or net unrealized appreciation of $16,630,864.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$47,928,518	$29,271,109	$27,169,553	$21,749	$50,030,074
	Putnam Short Term Investment Fund *	142,811,978	41,833,535	19,685,814	72,890	164,959,699
	Totals	$190,740,496	$71,104,644	$46,855,367	$94,639	$214,989,773
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $7,277,999 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $7,051,306.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $411,828,183 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $344,434 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $125,922 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$7,162,764	$4,953,894	$—
Capital goods	17,993,616	2,221,748	—
Communication services	6,914,437	3,989,242	—
Conglomerates	—	253,613	—
Consumer cyclicals	36,153,639	9,759,790	—
Consumer staples	19,812,081	5,524,019	—
Energy	16,047,159	4,482,013	148
Financials	42,533,191	13,481,218	—
Health care	36,276,177	6,296,622	—
Technology	45,852,662	1,854,488	—
Transportation	7,370,140	3,221,438	—
Utilities and power	7,392,465	2,478,885	—
Total common stocks	243,508,331	58,516,970	148
Asset-backed securities	—	—	19,179,000
Convertible bonds and notes	—	132,659	—
Convertible preferred stocks	—	136,111	—
Corporate bonds and notes	—	175,827,291	501,604
Foreign government and agency bonds and notes	—	6,557,012	—
Investment companies	1,321,571	—	—
Mortgage-backed securities	—	38,235,717	1,988,113
Preferred stocks	220,520	55,997	—
Senior loans	—	1,016,953	—
U.S. government and agency mortgage obligations	—	190,001,188	—
Short-term investments	215,000,773	30,183,093	—

Totals by level	$460,051,195	$500,662,991	$21,668,865

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(99,161)	$—
Futures contracts	(383,704)	—	—
TBA sale commitments	—	(29,992,968)	—
Interest rate swap contracts	—	(13,713)	—
Total return swap contracts	—	(81,764)	—
Credit default contracts	—	321,759	—

Totals by level	$(383,704)	$(29,865,847)	$—

During the reporting period, transfers between Level 1 and Level 2 within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.

The following is a reconciliation of Level 3 assets as of the close of the reporting period:
Investments in securities:	Balance as of September 30, 2015	Accrued discounts/ premiums	Realized gain/ (loss)	Change in net unrealized appreciation/ (depreciation)#	Cost of purchases	Proceeds from sales	Total transfers into Level 3†	Total transfers out of Level 3†	Balance as of December 31, 2015

Common stocks*:
Energy	$588	$—	$—	$(440)	$—	$—	$—	$—	$148
Total common stocks	$588	$—	$—	$(440)	$—	$—	$—	$—	$148
Asset-backed securities	$19,179,000	$—	$—	$—	$—	$—	$—	$—	$19,179,000
Corporate bonds and notes	501,604	(8,376)	—	8,376	—	—	—	—	501,604
Mortgage-backed securities	1,864,787	(49,747)	2,882	6,551	707,395	(5,953)	2,422	(540,224)	1,988,113

Totals	$21,545,979	$(58,123)	$2,882	$14,487	$707,395	$(5,953)	$2,422	$(540,224)	$21,668,865

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
† Transfers during the reporting period are accounted for using the end of period market value and did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
# Includes $16,076 related to Level 3 securities still held at period end. Total change in unrealized appreciation/(depreciation) for securities (including Level 1 and Level 2) can be found in the Statement of operations.
Level 3 securities which are fair valued by Putnam, are not material to the fund.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$474,453	$152,694
Foreign exchange contracts	303,812	402,973
Equity contracts	405,378	633,445
Interest rate contracts	431,459	682,573

Total	$1,615,102	$1,871,685

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$74,700,000
Centrally cleared interest rate swap contracts (notional)		$187,600,000
OTC total return swap contracts (notional)		$64,900,000
OTC credit default contracts (notional)		$4,900,000
Centrally cleared credit default contracts (notional)		$66,100,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	JPMorgan Securities LLC	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$36,796	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$36,796
	OTC Total return swap contracts*#	—	1,785	—	218,376	1,867	—	5,444	—	—	—	—	—	—	—	—	227,472
	OTC Credit default contracts*#	—	—	—	—	33,883	—	14,528	—	—	5,302	—	—	—	—	—	53,713
	Centrally cleared credit default contracts§	—	—	12,738	—	—	—	—	—	—	—	—	—	—	—	—	12,738
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	1,116,375	—	—	—	—	1,116,375
	Forward currency contracts#	32,443	51,160	—	26,215	31,200	7,615	13,235	20,896	44,414	—	—	6,682	23,887	27,475	18,590	303,812

	Total Assets	$32,443	$52,945	$49,534	$244,591	$66,950	$7,615	$33,207	$20,896	$44,414	$5,302	$1,116,375	$6,682	$23,887	$27,475	$18,590	$1,750,906

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	38,938	—	—	—		—	—	—	—	—	—	—	—	38,938
	OTC Total return swap contracts*#	—	1,487	—	306,321	—	—	1,428	—	—	—	—	—	—	—	—	309,236
	OTC Credit default contracts*#	5,269	—	—	—	106,757	—	31,054	—	—	9,614	—	—	—	—	—	152,694
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	—	—	180,245	—	—	—	—	180,245
	Forward currency contracts#	11,237	56,439	—	23,943	62,991	10,792	29,244	544	36,951	—	—	87,360	21,701	61,771	—	402,973

	Total Liabilities	$16,506	$57,926	$38,938	$330,264	$169,748	$10,792	$61,726	$544	$36,951	$9,614	$180,245	$87,360	$21,701	$61,771	$—	$1,084,086

	Total Financial and Derivative Net Assets	$15,937	$(4,981)	$10,596	$(85,673)	$(102,798)	$(3,177)	$(28,519)	$20,352	$7,463	$(4,312)	$936,130	$(80,678)	$2,186	$(34,296)	$18,590	$666,820
	Total collateral received (pledged)##†	$—	$—	$—	$11,000	$(102,798)	$—	$—	$—	$—	$—	$—	$—	$—	$(15,999)	$—
	Net amount	$15,937	$(4,981)	$10,596	$(96,673)	$—	$(3,177)	$(28,519)	$20,352	$7,463	$(4,312)	$936,130	$(80,678)	$2,186	$(18,297)	$18,590

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 26, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: February 26, 2016